                       NYLIAC UNAUDITED SEMI-ANNUAL REPORT

                             VARIABLE UNIVERSAL LIFE
                          VARIABLE UNIVERSAL LIFE 2000
                        VARIABLE UNIVERSAL LIFE PROVIDER
                      SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                     SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                       VARIABLE UNIVERSAL LIFE ACCUMULATOR
                SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR

                                  JUNE 30, 2008

                                TABLE OF CONTENTS




Message from New York Life Insurance and Annuity Corporation............      3

Performance Summary.....................................................      4

NYLIAC Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................     20
Statement of Changes in Net Assets......................................     26
Notes to Financial Statements...........................................     36

The Semi-Annual Report for the MainStay VP Series Fund, Inc.

  Balanced Fund Portfolio - Initial Class
  Bond Portfolio - Initial Class
  Capital Appreciation Portfolio - Initial Class
  Cash Management Portfolio
  Common Stock Portfolio - Initial Class
  Conservative Allocation Portfolio - Initial Class
  Convertible Portfolio - Initial Class
  Developing Growth Portfolio - Initial Class*
  Floating Rate Portfolio - Initial Class
  Growth Allocation Portfolio - Initial Class
  Government Portfolio - Initial Class
  High Yield Corporate Bond Portfolio - Initial Class
  ICAP Select Equity Portfolio - Initial Class
  International Equity Portfolio - Initial Class
  Large Cap Growth Portfolio - Initial Class
  Mid Cap Core Portfolio - Initial Class
  Mid Cap Growth Portfolio - Initial Class
  Mid Cap Value Portfolio - Initial Class
  Moderate Allocation Portfolio - Initial Class
  Moderate Growth Allocation Portfolio - Initial Class
  S&P 500 Index Portfolio - Initial Class
  Small Cap Growth Portfolio - Initial Class
  Total Return Portfolio - Initial Class

* MainStay VP Developing Growth Portfolio - Initial Class is not available under the VUL, VUL 2000, VUL Provider, SVUL, SPVUL, VUL
  Accumulator and SVUL Accumulator policies.

The Semi-Annual Reports for the Portfolios listed below:

AIM V.I. International Growth Fund - Series I Shares
Alger American SmallCap Growth - Class O Shares, (Formerly Alger
  American Small Capitalization - Class O Shares. Closed to new purchases)
AllianceBernstein VPS Small/Mid Cap Value Portfolio
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth - Initial Shares
DWS Dreman Small Mid Cap Value VIP - Class A Shares
Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Series Balanced - Institutional Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
MFS(R) Utilities Series - Initial Class
Royce Micro-Cap Portfolio - Investment Class
Royce Small-Cap Portfolio - Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets Fund
Van Kampen UIF Emerging Markets Equity Class I
Van Kampen UIF U.S. Real Estate - Class I


Please see the individual fund semi-annual reports for any applicable fund prospectus supplement(s) that may have been included.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the June 30, 2008 unaudited Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

August 2008

PERFORMANCE SUMMARY FOR PORTFOLIOS AVAILABLE IN
NYLIAC VARIABLE UNIVERSAL LIFE INSURANCE PRODUCTS(1):
AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2008



                                                 PORTFOLIO   YEAR                                    10 YEAR
                                                 INCEPTION    TO         1        3        5        OR SINCE
INVESTMENT DIVISIONS                              DATE(2)    DATE      YEAR     YEARS    YEARS    INCEPTION(3)
MainStay VP Series Funds:
  Balanced--Initial Class                        5/2/2005    -6.06%    -7.02%    3.14%     N/A         3.97%
  Bond--Initial Class                            1/23/1984    0.44%     6.02%    3.81%    3.62%        8.10%
  Capital Appreciation--Initial Class            1/29/1993   -9.37%    -8.35%    4.85%    6.66%        7.09%
  Cash Management--Current 7-day yield as of
     June 30, 2008 is 1.96%(4)                   1/29/1993    1.43%     3.83%    4.25%    2.98%        3.79%
  Common Stock--Initial Class                    1/23/1984  -10.56%   -12.57%    5.37%    8.60%        9.98%
  Conservative Allocation--Initial Class         2/13/2006   -4.09%    -1.32%     N/A      N/A         4.70%
  Convertible--Initial Class                     10/1/1996   -4.45%     0.62%    8.95%    8.89%        8.29%
  Floating Rate--Initial Class                   5/2/2005     0.30%    -0.25%    3.77%     N/A         3.45%
  Government--Initial Class                      1/29/1993    1.43%     7.48%    4.01%    3.39%        5.59%
  Growth Allocation--Initial Class               2/13/2006  -10.05%    -8.99%     N/A      N/A         4.74%
  High Yield Corporate Bond--Initial Class       5/1/1995    -1.60%    -1.98%    5.10%    8.10%        8.80%
  ICAP Select Equity--Initial Class(5)           5/1/1998   -12.93%   -15.13%    5.59%    8.71%        3.63%
  International Equity--Initial Class            5/1/1995   -10.10%   -11.60%   10.33%   13.33%        7.81%
  Large Cap Growth--Initial Class                5/1/1998    -5.75%     3.34%   10.32%    7.20%        5.26%
  Mid Cap Core--Initial Class                    7/2/2001    -5.80%   -11.65%    7.46%   14.16%        8.65%
  Mid Cap Growth--Initial Class                  7/2/2001    -9.97%   -10.25%    8.01%   14.47%        6.43%
  Mid Cap Value--Initial Class                   7/2/2001    -8.54%   -18.09%    2.58%    9.05%        4.89%
  Moderate Allocation--Initial Class             2/13/2006   -6.08%    -3.69%     N/A      N/A         4.98%
  Moderate Growth Allocation--Initial Class      2/13/2006   -8.02%    -6.56%     N/A      N/A         5.12%
  S&P 500 Index--Initial Class(6)                1/29/1993  -11.98%   -13.25%    4.20%    7.30%        8.87%
  Small Cap Growth--Initial Class                7/2/2001    -8.82%   -16.77%   -0.98%    5.54%        0.89%
  Total Return--Initial Class                    1/29/1993   -7.78%    -6.94%    4.40%    6.22%        7.19%
AIM V.I. International Growth Fund--Series I
  Shares                                         5/5/1993   -12.01%   -10.63%   14.81%   17.77%        8.93%
Alger American SmallCap Growth--Class O
  Shares(7)                                      9/20/1988  -15.74%   -12.35%   10.25%   14.78%       10.63%
Alliance Bernstein VPS Small/Mid Cap Value
  Portfolio                                      5/2/2001    -7.07%   -16.92%    4.43%   11.54%       10.49%
CVS Calvert Social Balanced Portfolio            9/2/1986    -6.52%    -7.14%    2.82%    5.52%        8.25%
Dreyfus IP Technology Growth--Initial Shares     8/31/1999  -12.19%    -6.03%    5.15%    5.78%       -3.04%
DWS Dreman Small Mid Cap Value VIP--Class A
  Shares                                         5/1/1996    -9.49%   -15.81%    7.70%   14.90%        8.92%
Fidelity(R) VIP Contrafund(R)--Initial Class     1/3/1995   -12.17%    -5.23%    9.21%   12.81%       12.75%
Fidelity(R) VIP Equity-Income--Initial Class     10/9/1986  -14.56%   -20.18%    3.79%    7.70%        9.81%
Janus Aspen Series Balanced--Institutional
  Shares                                         9/13/1993   -2.34%     1.54%    8.38%    8.48%       10.76%
Janus Aspen Series Worldwide
  Growth--Institutional Shares                   9/13/1993  -17.80%   -20.28%    5.13%    6.56%        9.19%
MFS(R) Utilities Series--Initial Class           1/3/1995    -1.89%     5.58%   21.15%   22.97%       15.38%
Royce Micro-Cap Portfolio--Investment Class     12/27/1996   -7.05%   -11.58%   10.40%   13.65%       14.63%
Royce Small-Cap Portfolio--Investment Class     12/27/1996    1.91%    -9.82%    6.28%   14.50%       13.45%
T. Rowe Price Equity Income Portfolio            3/31/1994  -13.57%   -17.41%    3.48%    7.76%       10.21%
Van Eck Worldwide Hard Assets Fund               8/31/1989   23.70%    45.78%   42.88%   41.77%       12.17%
Van Kampen UIF Emerging Markets Equity--Class
  I                                              10/1/1996  -15.78%     0.93%   27.19%   29.06%        9.85%
Van Kampen UIF U.S. Real Estate Fund--Class I    3/3/1997    -4.17%   -17.82%    5.90%   16.13%       11.74%
--------------------------------------------------------------------------------------------------------------



This report shows the actual investment performance of the Investment Divisions available with NYLIAC's retail variable universal life insurance products. These performance figures reflect investment management fees and direct operating expenses of the Investment Divisions. They do not reflect administrative costs, cost of insurance, and other policy charges (see the product prospectus for details). If these charges were applied, the returns would be lower. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN RECEIVED UNDER THE POLICY DURING THE PERIODS SHOWN. FOR CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT HTTP://WWW.NEWYORKLIFE.COM.

Policy fees and expenses vary by product. We recommend that you obtain a personalized illustration from your registered representative which takes into account the amount of insurance purchased, complete fees and charges under your specific policy, gender, age and underwriting classification. Performance data shown represents past performance and is not a guarantee of future results. Due to market volatility, current performance may be more or less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the premium payments. For current month-end performance information, please visit www.newyorklife.com.

These rates of return are not an estimate or guarantee of future performance. Your policy and the actual investment return of the subaccounts will fluctuate in response to market conditions and the specific Investment Divisions you choose. The advisors to some of the Investment Divisions have assumed or reduced some of those Investment Division's fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

Policyowners may invest in one or more of the Investment Divisions. Each Investment Division has its own investment objective, which will affect its return and its risk classification. The Investment Divisions offered through a retail NYLIAC variable universal life insurance product are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary. Availability of Investment Divisions will differ for the various products. Please refer to your product prospectus for Investment Division availability.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.NEWYORKLIFE.COM. POLICYOWNERS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

(1) Variable Universal Life (VUL), Variable Universal Life 2000 (VUL 2000), Variable Universal Life Provider (VUL Provider), Single Premium Variable Universal Life (SPVUL), Survivorship Variable Universal Life (SVUL), Variable Universal Life Accumulator (VUL Accumulator) and Survivorship Variable Universal Life Accumulator (SVUL Accumulator).

(2) The Portfolio Inception Date is the date the underlying Portfolio was established, not the date the Portfolio was added as an Investment Division to the NYLIAC Variable Universal Life Separate Account-I.

(3) This column shows the 10-year performance of a Portfolio. If the Portfolio is less than 10 years old, the performance is as of the Inception Date.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER UNIT, IT IS POSSIBLE TO LOSE MONEY. THE CURRENT YIELD MORE CLOSELY REFLECTS THE INVESTMENT DIVISION EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on May 16, 2008.

(6) MainStay VP S&P 500 Index Portfolio--Initial Class. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an index.

(7) New allocations to the Alger American SmallCap Growth--Class O Shares Investment Division will not be accepted from policyowners who were not invested in the Investment Division as of June 1, 2007 (formerly Alger American Small Capitalization Portfolio--Class O Shares).

Issued by: New York Life Insurance and Annuity Corporation (A Delaware
                                  Corporation)
                      51 Madison Avenue, New York, NY 10010
                    Distributed by: NYLIFE Distributors, LLC
                                Member FINRA/SIPC

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS




GROUP 1 POLICIES:   Variable Universal Life
                    Survivorship Variable Universal Life -
                    Series 1

GROUP 2 POLICIES:   Variable Universal Life 2000 -
                    Series 1
                    Single Premium Variable Universal Life -
                    Series 1

GROUP 3 POLICIES:   Pinnacle Variable Universal Life
                    Pinnacle Survivorship Variable Universal Life

GROUP 4 POLICIES:   Variable Universal Life 2000 -
                    Series 2
                    Survivorship Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 2
                    Single Premium Variable Universal Life -
                    Series 3
                    Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2008
(Unaudited)





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $ 9,578,677       $31,576,067      $207,360,148
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            (468)          (11,728)          (69,711)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................           7,517            33,237           306,292
     Administrative charges...........             846             3,301            39,246
                                           -----------       -----------      ------------
       Total net assets...............     $ 9,569,846       $31,527,801      $206,944,899
                                           ===========       ===========      ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 3,290,883       $13,357,773      $146,289,534
     Group 2 Policies.................       1,880,489        10,890,170        52,941,194
     Group 3 Policies.................              --         1,180,389           336,035
     Group 4 Policies.................       4,398,474         6,099,469         7,378,136
                                           -----------       -----------      ------------
       Total net assets...............     $ 9,569,846       $31,527,801      $206,944,899
                                           ===========       ===========      ============
     Group 1 variable accumulation
       unit value.....................     $     11.06       $     21.05      $      22.06
                                           ===========       ===========      ============
     Group 2 variable accumulation
       unit value.....................     $     11.14       $     15.68      $       8.40
                                           ===========       ===========      ============
     Group 3 variable accumulation
       unit value.....................     $        --       $     13.66      $      10.87
                                           ===========       ===========      ============
     Group 4 variable accumulation
       unit value.....................     $     11.31       $     13.32      $      12.19
                                           ===========       ===========      ============


Identified Cost of Investment.........     $10,215,586       $30,823,190      $179,150,857
                                           ===========       ===========      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I













                          MAINSTAY VP       MAINSTAY VP                                                              MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--      ALLOCATION--
        MANAGEMENT       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $67,234,978      $100,832,684       $3,812,611        $41,179,282        $8,097,116        $20,941,785       $19,873,057
            103,091                --               --                 --            28,198                 --                --

              5,687           (13,504)             (31)             6,302             3,704             49,093            43,146



             40,449           137,842            3,406             45,073             5,793             21,021            16,189
              3,815            15,892              396              3,123               572              2,193             1,851
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $67,299,492      $100,665,446       $3,808,778        $41,137,388        $8,122,653        $20,967,664       $19,898,163
        ===========      ============       ==========        ===========        ==========        ===========       ===========



        $14,789,299      $ 60,183,272       $1,577,523        $11,973,163        $2,200,180        $ 8,995,796       $ 7,312,735
         14,362,074        32,336,732          836,805         19,988,079         1,836,210          6,362,153         4,063,738
         26,742,628           910,526               --            527,252         1,048,022            421,743                --
         11,405,491         7,234,916        1,394,450          8,648,894         3,038,241          5,187,972         8,521,690
        -----------      ------------       ----------        -----------        ----------        -----------       -----------
        $67,299,492      $100,665,446       $3,808,778        $41,137,388        $8,122,653        $20,967,664       $19,898,163
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.57      $      31.06       $    10.97        $     23.35        $    10.89        $     19.83       $     10.98
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.25      $      11.78       $    10.90        $     16.52        $    10.96        $     15.36       $     10.86
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.19      $      12.09       $       --        $     15.86        $    10.64        $     13.20       $        --
        ===========      ============       ==========        ===========        ==========        ===========       ===========
        $      1.17      $      13.83       $    11.04        $     16.00        $    11.13        $     12.95       $     10.99
        ===========      ============       ==========        ===========        ==========        ===========       ===========


        $67,231,861      $102,641,564       $3,948,659        $34,259,693        $8,503,972        $20,489,793       $21,347,034
        ===========      ============       ==========        ===========        ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                           MAINSTAY VP
                                           HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                            CORPORATE        ICAP SELECT      INTERNATIONAL
                                             BOND--           EQUITY--          EQUITY--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $100,297,029      $ 95,920,983       $60,406,192
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (33,243)           54,422            (1,048)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         106,625            66,702            60,129
     Administrative charges...........          12,273             6,775             6,463
                                          ------------      ------------       -----------
       Total net assets...............    $100,144,888      $ 95,901,928       $60,338,552
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................    $ 47,904,717      $ 47,799,682       $25,023,596
     Group 2 Policies.................      25,594,414        29,759,568        16,482,504
     Group 3 Policies.................       2,272,990         1,260,284                --
     Group 4 Policies.................      24,372,767        17,082,394        18,832,452
                                          ------------      ------------       -----------
       Total net assets...............    $100,144,888      $ 95,901,928       $60,338,552
                                          ============      ============       ===========
     Group 1 variable accumulation
       unit value.....................    $      27.70      $      12.08       $     24.57
                                          ============      ============       ===========
     Group 2 variable accumulation
       unit value.....................    $      17.85      $      12.97       $     15.22
                                          ============      ============       ===========
     Group 3 variable accumulation
       unit value.....................    $      18.33      $      13.77       $        --
                                          ============      ============       ===========
     Group 4 variable accumulation
       unit value.....................    $      17.48      $      13.87       $     18.78
                                          ============      ============       ===========


Identified Cost of Investment.........    $ 96,803,203      $106,889,904       $57,533,656
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH            S&P 500
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $27,002,626       $34,780,540       $42,743,694       $36,021,309       $13,760,499       $24,681,976      $261,000,341
                 --                --                --                --                --                --                --

             17,625             3,993            14,569            (8,869)          126,553            61,079          (110,877)



             28,790            31,386            35,913            33,635            12,056            21,588           304,581
              1,579             3,132             3,169             3,122             1,313             2,329            34,671
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $26,989,882       $34,750,015       $42,719,181       $35,975,683       $13,873,683       $24,719,138      $260,550,212
        ===========       ===========       ===========       ===========       ===========       ===========      ============



        $ 6,085,792       $11,644,339       $11,814,958       $11,772,767       $ 5,460,006       $ 9,692,709      $132,111,948
         14,646,636         9,516,885        12,663,048        11,358,809         3,430,723         5,987,229        73,556,917
            490,704                --                --                --                --                --        16,637,927
          5,766,750        13,588,791        18,241,175        12,844,107         4,982,954         9,039,200        38,243,420
        -----------       -----------       -----------       -----------       -----------       -----------      ------------
        $26,989,882       $34,750,015       $42,719,181       $35,975,683       $13,873,683       $24,719,138      $260,550,212
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $      8.42       $     17.03       $     14.74       $     13.30       $     11.04       $     11.08      $      32.70
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     11.50       $     17.38       $     15.48       $     13.48       $     10.97       $     10.93      $      10.81
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     11.62       $        --       $        --       $        --       $        --       $        --      $      12.44
        ===========       ===========       ===========       ===========       ===========       ===========      ============
        $     13.17       $     18.73       $     17.75       $     13.89       $     11.18       $     11.13      $      13.56
        ===========       ===========       ===========       ===========       ===========       ===========      ============


        $22,522,688       $35,695,388       $39,623,312       $39,048,835       $14,346,786       $25,957,672      $227,005,182
        ===========       ===========       ===========       ===========       ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                           MAINSTAY VP       MAINSTAY VP         AIM V.I.
                                            SMALL CAP           TOTAL         INTERNATIONAL
                                            GROWTH--          RETURN--        GROWTH FUND--
                                          INITIAL CLASS     INITIAL CLASS    SERIES I SHARES
                                         ---------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $18,410,803       $57,788,804         $204,851
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (4,445)           (8,469)          30,660

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          14,938            79,940               67
     Administrative charges...........           1,196            10,253                5
                                           -----------       -----------         --------
       Total net assets...............     $18,390,224       $57,690,142         $235,439
                                           ===========       ===========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................     $ 4,438,308       $39,324,750         $ 54,168
     Group 2 Policies.................       5,847,327        14,147,851          130,716
     Group 3 Policies.................              --           232,610               --
     Group 4 Policies.................       8,104,589         3,984,931           50,555
                                           -----------       -----------         --------
       Total net assets...............     $18,390,224       $57,690,142         $235,439
                                           ===========       ===========         ========
     Group 1 variable accumulation
       unit value.....................     $     10.13       $     23.34         $   9.03
                                           ===========       ===========         ========
     Group 2 variable accumulation
       unit value.....................     $     10.49       $     11.50         $   9.23
                                           ===========       ===========         ========
     Group 3 variable accumulation
       unit value.....................     $        --       $     12.58         $     --
                                           ===========       ===========         ========
     Group 4 variable accumulation
       unit value.....................     $     12.37       $     13.33         $   9.31
                                           ===========       ===========         ========


Identified Cost of Investment.........     $20,395,093       $61,100,830         $216,401
                                           ===========       ===========         ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








           ALGER             ALGER        ALLIANCEBERNSTEIN       AMERICAN
         AMERICAN          AMERICAN           VPS SMALL/         CENTURY VP          AMERICAN          AMERICAN
         LEVERAGED         SMALLCAP         MID CAP VALUE         INFLATION         CENTURY VP        CENTURY VP
         ALL CAP--         GROWTH--          PORTFOLIO--        PROTECTION--     INTERNATIONAL--        VALUE--
      CLASS O SHARES    CLASS O SHARES      CLASS A SHARES        CLASS II           CLASS II          CLASS II
      ------------------------------------------------------------------------------------------------------------


         $939,173         $43,799,690          $ 87,134           $102,668          $3,090,140        $  768,695
               --                  --                --                520                  --                --

             (289)             11,134            16,775                 12                 109               957



               --              52,444                27                 --                  --                --
               --               5,078                 2                 --                  --                --
         --------         -----------          --------           --------          ----------        ----------
         $938,884         $43,753,302          $103,880           $103,200          $3,090,249        $  769,652
         ========         ===========          ========           ========          ==========        ==========



         $     --         $19,427,658          $ 19,316           $     --          $       --        $       --
               --          16,711,864            58,277                 --                  --                --
          938,884             755,900                --            103,200           3,090,249           769,652
               --           6,857,880            26,287                 --                  --                --
         --------         -----------          --------           --------          ----------        ----------
         $938,884         $43,753,302          $103,880           $103,200          $3,090,249        $  769,652
         ========         ===========          ========           ========          ==========        ==========
         $     --         $     14.32          $   8.91           $     --          $       --        $       --
         ========         ===========          ========           ========          ==========        ==========
         $     --         $     10.90          $   8.86           $     --          $       --        $       --
         ========         ===========          ========           ========          ==========        ==========
         $  20.39         $     17.48          $     --           $  12.17          $    21.04        $    14.81
         ========         ===========          ========           ========          ==========        ==========
         $     --         $     19.02          $   9.17           $     --          $       --        $       --
         ========         ===========          ========           ========          ==========        ==========


         $969,846         $30,580,765          $ 94,110           $100,481          $3,271,544        $1,060,669
         ========         ===========          ========           ========          ==========        ==========


        CVS CALVERT       DREYFUS IP
          SOCIAL          TECHNOLOGY
         BALANCED          GROWTH--
         PORTFOLIO      INITIAL SHARES
      --------------------------------


        $4,485,300        $10,245,892
                --                 --
             2,920              7,022

             4,902              8,620
               401                794
        ----------        -----------
        $4,482,917        $10,243,500
        ==========        ===========

        $1,607,444        $ 3,000,101
         1,943,328          2,954,390
                --            274,158
           932,145          4,014,851
        ----------        -----------
        $4,482,917        $10,243,500
        ==========        ===========
        $    16.26        $      9.36
        ==========        ===========
        $    11.60        $      9.78
        ==========        ===========
        $       --        $     12.61
        ==========        ===========
        $    13.28        $     12.70
        ==========        ===========


        $4,580,259        $ 9,667,295
        ==========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)



                                                          DWS DREMAN
                                        DREYFUS VIF        SMALL MID        FIDELITY(R)
                                        DEVELOPING         CAP VALUE            VIP
                                         LEADERS--           VIP--        CONTRAFUND(R)--
                                      INITIAL SHARES    CLASS A SHARES     INITIAL CLASS
                                      ---------------------------------------------------

ASSETS:
  Investments, at net asset value...    $1,177,306          $29,076         $192,906,498
  Dividends due and accrued.........            --               --                   --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation............          (286)           6,137              (38,808)

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges......................            --                2              223,270
     Administrative charges.........            --               --               24,235
                                        ----------          -------         ------------
       Total net assets.............    $1,177,020          $35,211         $192,620,185
                                        ==========          =======         ============

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies...............    $       --          $ 3,120         $ 91,462,879
     Group 2 Policies...............            --            4,857           58,938,964
     Group 3 Policies...............     1,177,020               --            8,444,007
     Group 4 Policies...............            --           27,234           33,774,335
                                        ----------          -------         ------------
       Total net assets.............    $1,177,020          $35,211         $192,620,185
                                        ==========          =======         ============
     Group 1 variable accumulation
       unit value...................    $       --          $  9.38         $      28.59
                                        ==========          =======         ============
     Group 2 variable accumulation
       unit value...................    $       --          $  9.51         $      16.88
                                        ==========          =======         ============
     Group 3 variable accumulation
       unit value...................    $    12.65          $    --         $      17.89
                                        ==========          =======         ============
     Group 4 variable accumulation
       unit value...................    $       --          $  9.39         $      17.87
                                        ==========          =======         ============


Identified Cost of Investment.......    $1,597,262          $30,680         $209,377,388
                                        ==========          =======         ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









        FIDELITY(R)                                           FIDELITY(R)                                           JANUS ASPEN
            VIP           FIDELITY(R)       FIDELITY(R)           VIP           FIDELITY(R)       FIDELITY(R)         SERIES
          EQUITY-             VIP               VIP           INVESTMENT            VIP               VIP           BALANCED--
         INCOME--          GROWTH--         INDEX 500--      GRADE BOND--        MID CAP--        OVERSEAS--       INSTITUTIONAL
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $63,749,925       $2,933,910        $3,930,178         $886,472         $4,153,124        $4,380,952       $122,261,315
                 --               --                --               --                 --                --                 --

             29,228             (280)             (834)            (326)              (409)             (947)           (46,456)



             68,848               --                --               --                 --                --            146,034
              7,497               --                --               --                 --                --             11,243
        -----------       ----------        ----------         --------         ----------        ----------       ------------
        $63,702,808       $2,933,630        $3,929,344         $886,146         $4,152,715        $4,380,005       $122,057,582
        ===========       ==========        ==========         ========         ==========        ==========       ============



        $28,540,256       $       --        $       --         $     --         $       --        $       --       $ 44,161,543
         17,984,556               --                --               --                 --                --         61,361,893
          3,184,017        2,933,630         3,929,344          886,146          4,152,715         4,380,005          1,140,500
         13,993,979               --                --               --                 --                --         15,393,646
        -----------       ----------        ----------         --------         ----------        ----------       ------------
        $63,702,808       $2,933,630        $3,929,344         $886,146         $4,152,715        $4,380,005       $122,057,582
        ===========       ==========        ==========         ========         ==========        ==========       ============
        $     20.00       $       --        $       --         $     --         $       --        $       --       $      27.09
        ===========       ==========        ==========         ========         ==========        ==========       ============
        $     13.92       $       --        $       --         $     --         $       --        $       --       $      15.43
        ===========       ==========        ==========         ========         ==========        ==========       ============
        $     13.76       $    12.07        $    12.14         $  12.46         $    23.15        $    18.95       $      15.01
        ===========       ==========        ==========         ========         ==========        ==========       ============
        $     13.65       $       --        $       --         $     --         $       --        $       --       $      15.12
        ===========       ==========        ==========         ========         ==========        ==========       ============


        $74,181,646       $2,893,904        $4,259,861         $907,383         $4,590,735        $4,632,256       $108,751,391
        ===========       ==========        ==========         ========         ==========        ==========       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)


                                           JANUS ASPEN       JANUS ASPEN
                                             SERIES            SERIES            MFS(R)
                                             MID CAP          WORLDWIDE         INVESTORS
                                            GROWTH--          GROWTH--            TRUST
                                          INSTITUTIONAL     INSTITUTIONAL       SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $777,704        $ 98,586,910        $184,995
  Dividends due and accrued...........            --                  --              --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         1,329               8,540            (114)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --             129,136              --
     Administrative charges...........            --              11,883              --
                                            --------        ------------        --------
       Total net assets...............      $779,033        $ 98,454,431        $184,881
                                            ========        ============        ========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $     --        $ 45,828,888        $     --
     Group 2 Policies.................            --          44,643,514              --
     Group 3 Policies.................       779,033           1,225,844         184,881
     Group 4 Policies.................            --           6,756,185              --
                                            --------        ------------        --------
       Total net assets...............      $779,033        $ 98,454,431        $184,881
                                            ========        ============        ========
     Group 1 variable accumulation
       unit value.....................      $     --        $      17.55        $     --
                                            ========        ============        ========
     Group 2 variable accumulation
       unit value.....................      $     --        $       9.65        $     --
                                            ========        ============        ========
     Group 3 variable accumulation
       unit value.....................      $  18.47        $      11.18        $  13.11
                                            ========        ============        ========
     Group 4 variable accumulation
       unit value.....................      $     --        $      11.99        $     --
                                            ========        ============        ========


Identified Cost of Investment.........      $739,560        $103,499,733        $192,171
                                            ========        ============        ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I








                                                               NEUBERGER
          MFS(R)                                              BERMAN AMT           PIMCO                               PIMCO
            NEW             MFS(R)            MFS(R)            MID-CAP           GLOBAL             PIMCO             REAL
         DISCOVERY         RESEARCH          UTILITIES          GROWTH            BOND--        LOW DURATION--       RETURN--
         SERIES--          SERIES--          SERIES--         PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES
      --------------------------------------------------------------------------------------------------------------------------


        $1,045,491         $101,878         $1,663,151         $204,707          $132,817           $31,981          $134,785
                --               --                 --               --               352                97               368

               (59)              --             41,283             (103)              (66)               --                13



                --               --                177               --                --                --                --
                --               --                 17               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $1,045,432         $101,878         $1,704,240         $204,604          $133,103           $32,078          $135,166
        ==========         ========         ==========         ========          ========           =======          ========


        $       --         $     --         $  245,563         $     --          $     --           $    --          $     --
                --               --            194,931               --                --                --                --
         1,045,432          101,878          1,018,158          204,604           133,103            32,078           135,166
                --               --            245,588               --                --                --                --
        ----------         --------         ----------         --------          --------           -------          --------
        $1,045,432         $101,878         $1,704,240         $204,604          $133,103           $32,078          $135,166
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     9.82         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     9.83         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========
        $    12.60         $  11.29         $    32.25         $  17.10          $  12.03           $ 10.13          $  11.52
        ==========         ========         ==========         ========          ========           =======          ========
        $       --         $     --         $     9.90         $     --          $     --           $    --          $     --
        ==========         ========         ==========         ========          ========           =======          ========


        $1,258,809         $111,198         $1,786,685         $194,540          $128,418           $32,344          $139,111
        ==========         ========         ==========         ========          ========           =======          ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2008
(Unaudited)




                                              PIMCO
                                              TOTAL              ROYCE               ROYCE
                                            RETURN--           MICRO-CAP           SMALL-CAP
                                         ADMINISTRATIVE       PORTFOLIO--         PORTFOLIO--
                                          CLASS SHARES     INVESTMENT CLASS    INVESTMENT CLASS
                                         ------------------------------------------------------

ASSETS:
  Investments, at net asset value.....      $698,163          $8,043,311          $5,544,460
  Dividends due and accrued...........         2,346                  --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          (118)             12,674              10,826

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --               5,908               4,453
     Administrative charges...........            --                 512                 390
                                            --------          ----------          ----------
       Total net assets...............      $700,391          $8,049,565          $5,550,443
                                            ========          ==========          ==========

TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
     Group 1 Policies.................      $     --          $2,071,104          $1,573,649
     Group 2 Policies.................            --           2,294,444           1,695,444
     Group 3 Policies.................       700,391                  --                  --
     Group 4 Policies.................            --           3,684,017           2,281,350
                                            --------          ----------          ----------
       Total net assets...............      $700,391          $8,049,565          $5,550,443
                                            ========          ==========          ==========
     Group 1 variable accumulation
       unit value.....................      $     --          $    11.84          $    11.43
                                            ========          ==========          ==========
     Group 2 variable accumulation
       unit value.....................      $     --          $    11.83          $    11.40
                                            ========          ==========          ==========
     Group 3 variable accumulation
       unit value.....................      $  11.46          $       --          $       --
                                            ========          ==========          ==========
     Group 4 variable accumulation
       unit value.....................      $     --          $    11.94          $    11.69
                                            ========          ==========          ==========


Identified Cost of Investment.........      $723,011          $9,052,548          $5,804,072
                                            ========          ==========          ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










          T. ROWE           T. ROWE                                             VAN KAMPEN        VAN KAMPEN        VAN KAMPEN
           PRICE             PRICE            VAN ECK                          UIF EMERGING      UIF EMERGING        UIF U.S.
          EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS            REAL
          INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--          ESTATE--
         PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS         CLASS I           CLASS I           CLASS I
      --------------------------------------------------------------------------------------------------------------------------


        $63,278,443        $491,707          $575,425         $50,110,746        $617,625         $70,786,461       $1,683,949
                 --           1,545                --                  --              --                  --               --

             59,232            (198)              119              59,723             335              55,823            4,557



             57,520              --                --              41,908              --              77,435               47
              4,698              --                --               4,312              --               7,579                4
        -----------        --------          --------         -----------        --------         -----------       ----------
        $63,275,457        $493,054          $575,544         $50,124,249        $617,960         $70,757,270       $1,688,455
        ===========        ========          ========         ===========        ========         ===========       ==========



        $17,947,929        $     --          $     --         $16,572,399        $     --         $28,372,704       $   44,317
         22,495,292              --                --          12,444,165              --          24,041,491           58,863
          4,114,876         493,054           575,544           3,092,026         617,960           1,555,973        1,007,292
         18,717,360              --                --          18,015,659              --          16,787,102          577,983
        -----------        --------          --------         -----------        --------         -----------       ----------
        $63,275,457        $493,054          $575,544         $50,124,249        $617,960         $70,757,270       $1,688,455
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     14.65        $     --          $     --         $     25.10        $     --         $     28.49       $     8.63
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     14.94        $     --          $     --         $     24.30        $     --         $     29.51       $     8.63
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     13.76        $  12.12          $  10.78         $     47.89        $  15.81         $     32.31       $    21.02
        ===========        ========          ========         ===========        ========         ===========       ==========
        $     13.85        $     --          $     --         $     25.42        $     --         $     33.20       $     8.89
        ===========        ========          ========         ===========        ========         ===========       ==========


        $70,821,797        $496,210          $584,474         $39,323,451        $630,087         $50,979,303       $2,066,287
        ===========        ========          ========         ===========        ========         ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2008
(Unaudited)





                                                                            MAINSTAY VP                     MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL       MAINSTAY VP       COMMON
                                            BALANCED--        BOND--      APPRECIATION--       CASH           STOCK--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    MANAGEMENT     INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --      $        --    $         --    $    851,698    $         --
  Mortality and expense risk charges....       (26,987)         (82,031)       (604,000)       (108,865)       (294,771)
  Administrative charges................        (1,663)          (6,768)        (74,932)         (7,541)        (31,830)
                                             ---------      -----------    ------------    ------------    ------------
       Net investment income (loss).....       (28,650)         (88,799)       (678,932)        735,292        (326,601)
                                             ---------      -----------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       559,430        1,994,796       9,522,047      17,470,418       4,639,771
  Cost of investments sold..............      (558,809)      (1,895,733)     (8,915,833)    (17,469,499)     (5,396,473)
                                             ---------      -----------    ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................           621           99,063         606,214             919        (756,702)
  Realized gain distribution received...            --               --              --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......      (614,679)          17,328     (22,845,877)          3,277     (11,416,816)
                                             ---------      -----------    ------------    ------------    ------------
       Net gain (loss) on investments...      (614,058)         116,391     (22,239,663)          4,196     (12,173,518)
                                             ---------      -----------    ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(642,708)     $    27,592    $(22,918,595)   $    739,488    $(12,500,119)
                                             =========      ===========    ============    ============    ============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                           INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP
                                             EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $        --     $        --     $        --     $        --
  Mortality and expense risk charges....       (174,373)        (67,356)        (96,012)       (118,966)       (102,917)
  Administrative charges................        (13,280)         (2,859)         (5,994)         (6,144)         (6,369)
                                            -----------     -----------     -----------     -----------     -----------
       Net investment income (loss).....       (187,653)        (70,215)       (102,006)       (125,110)       (109,286)
                                            -----------     -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      3,145,548       2,285,992       1,929,553       2,150,192       2,115,333
  Cost of investments sold..............     (2,034,409)     (2,112,158)     (1,532,946)     (1,391,414)     (1,743,981)
                                            -----------     -----------     -----------     -----------     -----------
       Net realized gain (loss) on
          investments...................      1,111,139         173,834         396,607         758,778         371,352
  Realized gain distribution received...             --              --              --              --              --
  Change in unrealized appreciation
     (depreciation) on investments......     (7,919,348)     (1,808,025)     (2,543,960)     (5,506,497)     (3,774,292)
                                            -----------     -----------     -----------     -----------     -----------
       Net gain (loss) on investments...     (6,808,209)     (1,634,191)     (2,147,353)     (4,747,719)     (3,402,940)
                                            -----------     -----------     -----------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(6,995,862)    $(1,704,406)    $(2,249,359)    $(4,872,829)    $(3,512,226)
                                            ===========     ===========     ===========     ===========     ===========




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through June 30, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I












                                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP     HIGH YIELD      MAINSTAY VP
       CONSERVATIVE     MAINSTAY VP      FLOATING       MAINSTAY VP       GROWTH         CORPORATE      ICAP SELECT
       ALLOCATION--    CONVERTIBLE--      RATE--       GOVERNMENT--    ALLOCATION--       BOND--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


         $      --      $        --      $ 213,201      $        --     $        --     $        --    $         --
            (9,725)        (108,433)       (18,506)         (52,992)        (52,702)       (274,517)       (141,742)
              (783)          (5,957)        (1,106)          (4,402)         (3,511)        (24,428)         (8,872)
         ---------      -----------      ---------      -----------     -----------     -----------    ------------
           (10,508)        (114,390)       193,589          (57,394)        (56,213)       (298,945)       (150,614)
         ---------      -----------      ---------      -----------     -----------     -----------    ------------



           689,218        1,552,750        685,776        1,111,060         480,430       6,397,383       1,522,115
          (674,150)      (1,180,958)      (739,492)      (1,105,060)       (452,620)     (5,436,418)     (1,063,241)
         ---------      -----------      ---------      -----------     -----------     -----------    ------------
            15,068          371,792        (53,716)           6,000          27,810         960,965         458,874
                --               --             --               --              --              --              --

          (151,255)      (2,258,454)      (130,487)         255,899      (1,919,871)     (2,692,989)    (13,282,542)
         ---------      -----------      ---------      -----------     -----------     -----------    ------------
          (136,187)      (1,886,662)      (184,203)         261,899      (1,892,061)     (1,732,024)    (12,823,668)
         ---------      -----------      ---------      -----------     -----------     -----------    ------------

         $(146,695)     $(2,001,052)     $   9,386      $   204,505     $(1,948,274)    $(2,030,969)   $(12,974,282)
         =========      ===========      =========      ===========     ===========     ===========    ============







                        MAINSTAY VP                                                                      AIM V.I.
        MAINSTAY VP      MODERATE       MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                    INTERNATIONAL
         MODERATE         GROWTH          S&P 500        SMALL CAP         TOTAL        MAINSTAY VP    GROWTH FUND--
       ALLOCATION--    ALLOCATION--       INDEX--        GROWTH--        RETURN--         VALUE--        SERIES I
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS     SHARES(A)
      --------------------------------------------------------------------------------------------------------------


         $      --      $        --    $         --     $        --     $        --    $  2,017,313      $     --
           (34,858)         (63,785)       (721,880)        (49,555)       (170,976)       (141,356)          (75)
            (2,460)          (4,443)        (70,479)         (2,270)        (20,605)        (17,179)           (5)
         ---------      -----------    ------------     -----------     -----------    ------------      --------
           (37,318)         (68,228)       (792,359)        (51,825)       (191,581)      1,858,778           (80)
         ---------      -----------    ------------     -----------     -----------    ------------      --------



           492,542          859,631       8,364,854         964,210       2,531,162      81,872,176            39
          (449,745)        (810,378)     (7,064,677)       (974,069)     (2,489,062)    (84,609,680)          (40)
         ---------      -----------    ------------     -----------     -----------    ------------      --------
            42,797           49,253       1,300,177          (9,859)         42,100      (2,737,504)           (1)
                --               --              --              --              --      11,062,408            --

          (840,031)      (1,952,755)    (36,676,566)     (1,776,139)     (5,000,170)    (11,195,221)      (11,550)
         ---------      -----------    ------------     -----------     -----------    ------------      --------
          (797,234)      (1,903,502)    (35,376,389)     (1,785,998)     (4,958,070)     (2,870,317)      (11,551)
         ---------      -----------    ------------     -----------     -----------    ------------      --------

         $(834,552)     $(1,971,730)   $(36,168,748)    $(1,837,823)    $(5,149,651)   $ (1,011,539)     $(11,631)
         =========      ===========    ============     ===========     ===========    ============      ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)


                                                                           ALLIANCEBERN-
                                                                               STEIN
                                               ALGER           ALGER        VPS SMALL/       AMERICAN        AMERICAN
                                             AMERICAN        AMERICAN      MID CAP VALUE    CENTURY VP      CENTURY VP
                                             LEVERAGED       SMALLCAP       PORTFOLIO--      INFLATION       INTERNA-
                                             ALL CAP--       GROWTH--         CLASS A      PROTECTION--      TIONAL--
                                          CLASS O SHARES  CLASS O SHARES     SHARES(A)       CLASS II        CLASS II
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --      $        --       $    --         $ 2,416       $    11,140
  Mortality and expense risk charges....            --         (124,595)          (30)             --                --
  Administrative charges................            --          (10,187)           (2)             --                --
                                             ---------      -----------       -------         -------       -----------
       Net investment income (loss).....            --         (134,782)          (32)          2,416            11,140
                                             ---------      -----------       -------         -------       -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        44,662        2,265,148           929           4,622         1,170,134
  Cost of investments sold..............       (36,889)      (1,254,975)         (926)         (4,353)       (1,179,229)
                                             ---------      -----------       -------         -------       -----------
       Net realized gain (loss) on
          investments...................         7,773        1,010,173             3             269            (9,095)
  Realized gain distribution received               --          561,673            --              --           164,256
  Change in unrealized appreciation
     (depreciation) on investments......      (103,156)      (9,968,829)       (6,976)            236          (427,230)
                                             ---------      -----------       -------         -------       -----------
       Net gain (loss) on investments...       (95,383)      (8,396,983)       (6,973)            505          (272,069)
                                             ---------      -----------       -------         -------       -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $ (95,383)     $(8,531,765)      $(7,005)        $ 2,921       $  (260,929)
                                             =========      ===========       =======         =======       ===========







                                                                            FIDELITY(R)
                                            FIDELITY(R)     FIDELITY(R)         VIP         FIDELITY(R)     FIDELITY(R)
                                                VIP             VIP         INVESTMENT          VIP             VIP
                                             GROWTH--       INDEX 500--    GRADE BOND--      MID CAP--      OVERSEAS--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $      --       $     196       $ 32,952        $   3,842       $      --
  Mortality and expense risk charges....            --              --             --              --               --
  Administrative charges................            --              --             --              --               --
                                             ---------       ---------       --------        ---------       ---------
       Net investment income (loss).....            --             196         32,952            3,842              --
                                             ---------       ---------       --------        ---------       ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        11,030          54,771         44,407           90,258          22,148
  Cost of investments sold..............        (9,604)        (50,675)       (44,827)        (105,383)        (16,571)
                                             ---------       ---------       --------        ---------       ---------
       Net realized gain (loss) on
          investments...................         1,426           4,096           (420)         (15,125)          5,577
  Realized gain distribution received...            --          29,004            640          479,278         427,919
  Change in unrealized appreciation
     (depreciation) on investments......      (246,569)       (473,798)       (31,920)        (691,677)       (893,609)
                                             ---------       ---------       --------        ---------       ---------
       Net gain (loss) on investments...      (245,143)       (440,698)       (31,700)        (227,524)       (460,113)
                                             ---------       ---------       --------        ---------       ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(245,143)      $(440,502)      $  1,252        $(223,682)      $(460,113)
                                             =========       =========       ========        =========       =========




Not all investment divisions are available under all policies.

(a) For the period May 9, 2008 (Commencement of Investments) through June 30, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                                                                            DWS DREMAN
                                                                               SMALL        FIDELITY(R)     FIDELITY(R)
         AMERICAN        CVS CALVERT       DREYFUS IP       DREYFUS VIF    MID CAP VALUE        VIP             VIP
        CENTURY VP         SOCIAL          TECHNOLOGY       DEVELOPING         VIP--          CONTRA-         EQUITY-
          VALUE--         BALANCED          GROWTH--         LEADERS--        CLASS A        FUND(R)--       INCOME--
         CLASS II         PORTFOLIO      INITIAL SHARES   INITIAL SHARES     SHARES(A)     INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $  17,425        $      --        $        --       $   9,587        $    --      $     38,996    $         --
                --          (12,309)           (26,931)             --             (4)         (534,323)       (181,161)
                --             (807)            (1,528)             --             --           (48,086)        (15,527)
         ---------        ---------        -----------       ---------        -------      ------------    ------------
            17,425          (13,116)           (28,459)          9,587             (4)         (543,413)       (196,688)
         ---------        ---------        -----------       ---------        -------      ------------    ------------



            21,834          362,585            534,173           5,181             57         5,982,202       2,916,831
           (29,105)        (361,579)          (457,436)         (6,829)           (57)       (5,814,106)     (3,049,051)
         ---------        ---------        -----------       ---------        -------      ------------    ------------

            (7,271)           1,006             76,737          (1,648)            --           168,096        (132,220)
            98,856               --                 --          57,442             --         5,069,541          61,898

          (222,389)        (316,053)        (1,468,483)       (171,013)        (1,604)      (31,847,523)    (10,783,033)
         ---------        ---------        -----------       ---------        -------      ------------    ------------
          (130,804)        (315,047)        (1,391,746)       (115,219)        (1,604)      (26,609,886)    (10,853,355)
         ---------        ---------        -----------       ---------        -------      ------------    ------------


         $(113,379)       $(328,163)       $(1,420,205)      $(105,632)       $(1,608)     $(27,153,299)   $(11,050,043)
         =========        =========        ===========       =========        =======      ============    ============






                         JANUS ASPEN       JANUS ASPEN
        JANUS ASPEN        SERIES            SERIES           MFS(R)          MFS(R)
          SERIES           MID CAP          WORLDWIDE        INVESTORS          NEW           MFS(R)          MFS(R)
        BALANCED--        GROWTH--          GROWTH--           TRUST         DISCOVERY       RESEARCH        UTILITIES
       INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL      SERIES--        SERIES--        SERIES--        SERIES--
          SHARES           SHARES            SHARES        INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,810,961       $    821        $    686,631       $  1,459        $      --       $    505       $    10,968
           (332,515)            --            (302,505)            --               --             --              (236)
            (22,515)            --             (26,014)            --               --             --               (18)
       ------------       --------        ------------       --------        ---------       --------       -----------
          1,455,931            821             358,112          1,459               --            505            10,714
       ------------       --------        ------------       --------        ---------       --------       -----------



          5,718,219         16,008           4,842,044          2,987            5,188            390         1,154,261
         (4,907,538)        (9,520)         (5,765,097)        (2,349)          (4,801)          (397)       (1,190,470)
       ------------       --------        ------------       --------        ---------       --------       -----------

            810,681          6,488            (923,053)           638              387             (7)          (36,209)
          8,243,942         39,835                  --         12,046          161,693             --           113,540

        (13,824,468)       (68,166)        (21,323,419)       (31,340)        (204,902)       (10,940)         (218,118)
       ------------       --------        ------------       --------        ---------       --------       -----------
         (4,769,845)       (21,843)        (22,246,472)       (18,656)         (42,822)       (10,947)         (140,787)
       ------------       --------        ------------       --------        ---------       --------       -----------


       $ (3,313,914)      $(21,022)       $(21,888,360)      $(17,197)       $ (42,822)      $(10,442)      $  (130,073)
       ============       ========        ============       ========        =========       ========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
(Unaudited)





                                             NEUBERGER
                                            BERMAN AMT         PIMCO                           PIMCO           PIMCO
                                              MID-CAP         GLOBAL           PIMCO           REAL            TOTAL
                                              GROWTH          BOND--      LOW DURATION--     RETURN--        RETURN--
                                            PORTFOLIO--   ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE  ADMINISTRATIVE
                                              CLASS I      CLASS SHARES    CLASS SHARES    CLASS SHARES    CLASS SHARES
                                          ------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $     --         $ 1,552          $ 278          $2,089         $ 12,862
  Mortality and expense risk charges....           --              --             --              --               --
  Administrative charges................           --              --             --              --               --
                                             --------         -------          -----          ------         --------
       Net investment income (loss).....           --           1,552            278           2,089           12,862
                                             --------         -------          -----          ------         --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       13,692           2,626            423           1,601            7,910
  Cost of investments sold..............       (8,626)         (2,374)          (411)             --               --
                                             --------         -------          -----          ------         --------
       Net realized gain (loss) on
          investments...................        5,066             252             12           1,601            7,910
  Realized gain distribution received...           --              --             --              --               --
  Change in unrealized appreciation
     (depreciation) on investments......      (29,029)           (360)          (363)            558          (12,262)
                                             --------         -------          -----          ------         --------
       Net gain (loss) on investments...      (23,963)           (108)          (351)          2,159           (4,352)
                                             --------         -------          -----          ------         --------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(23,963)        $ 1,444          $ (73)         $4,248         $  8,510
                                             ========         =======          =====          ======         ========






                                            VAN KAMPEN      VAN KAMPEN
                                           UIF EMERGING      UIF U.S.
                                              MARKETS          REAL
                                             EQUITY--        ESTATE--
                                              CLASS I         CLASS I
                                          ------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --      $      --
  Mortality and expense risk charges....       (205,527)           (51)
  Administrative charges................        (15,496)            (4)
                                           ------------      ---------
       Net investment income (loss).....       (221,023)           (55)
                                           ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,154,887         28,162
  Cost of investments sold..............     (1,988,935)       (28,944)
                                           ------------      ---------
       Net realized gain (loss) on
          investments...................      3,165,952           (782)
  Realized gain distribution received...             --             --
  Change in unrealized appreciation
     (depreciation) on investments......    (16,327,919)      (104,628)
                                           ------------      ---------
       Net gain (loss) on investments...    (13,161,967)      (105,410)
                                           ------------      ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(13,382,990)     $(105,465)
                                           ============      =========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









           ROYCE            ROYCE            T. ROWE          T. ROWE                                       VAN KAMPEN
         MICRO-CAP        SMALL-CAP           PRICE            PRICE          VAN ECK                      UIF EMERGING
        PORTFOLIO--      PORTFOLIO--         EQUITY          LIMITED-        WORLDWIDE        VAN ECK         MARKETS
        INVESTMENT       INVESTMENT          INCOME          TERM BOND       ABSOLUTE        WORLDWIDE        DEBT--
           CLASS            CLASS           PORTFOLIO        PORTFOLIO        RETURN        HARD ASSETS       CLASS I
      ------------------------------------------------------------------------------------------------------------------


         $      --        $      --       $    686,200       $  8,006        $    444       $    95,312       $    --
           (20,731)         (13,449)          (173,036)            --              --          (104,524)           --
            (1,005)            (717)            (9,894)            --              --            (6,642)           --
         ---------        ---------       ------------       --------        --------       -----------       -------
           (21,736)         (14,166)           503,270          8,006             444           (15,854)           --
         ---------        ---------       ------------       --------        --------       -----------       -------



           474,857          227,299          3,348,813         10,093           6,053         3,401,685         7,089
          (541,190)        (231,958)        (2,789,437)       (10,510)         (6,051)       (2,782,590)       (7,316)
         ---------        ---------       ------------       --------        --------       -----------       -------

           (66,333)          (4,659)           559,376           (417)              2           619,095          (227)
                --               --          1,886,323             --          14,220         5,219,203            --

          (483,667)         100,339        (12,984,830)        (1,621)        (11,953)        3,099,128        (8,422)
         ---------        ---------       ------------       --------        --------       -----------       -------
          (550,000)          95,680        (10,539,131)        (2,038)          2,269         8,937,426        (8,649)
         ---------        ---------       ------------       --------        --------       -----------       -------


         $(571,736)       $  81,514       $(10,035,861)      $  5,968        $  2,713       $ 8,921,572       $(8,649)
         =========        =========       ============       ========        ========       ===========       =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (28,650)       $   161,914       $   (88,799)      $   920,831
     Net realized gain (loss) on investments................            621            823,922            99,063           101,417
     Realized gain distribution received....................             --            354,395                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (614,679)        (1,055,720)           17,328           680,089
                                                                 ----------        -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (642,708)           284,511            27,592         1,702,337
                                                                 ----------        -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        803,766          1,858,173         2,037,051         3,676,907
     Cost of insurance......................................       (311,873)          (591,685)         (946,850)       (1,701,973)
     Policyowners' surrenders...............................       (155,948)          (194,697)         (900,834)       (1,229,962)
     Net transfers from (to) Fixed Account..................         10,920            562,430          (195,333)         (409,814)
     Transfers between Investment Divisions.................        (49,705)           366,671         1,186,876           218,896
     Policyowners' death benefits...........................         (8,836)           (12,686)          (31,170)         (113,630)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............             --         (5,906,171)               --                --
                                                                 ----------        -----------       -----------       -----------
       Net contributions and (withdrawals)..................        288,324         (3,917,965)        1,149,740           440,424
                                                                 ----------        -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            543               (392)             (317)           (1,737)
                                                                 ----------        -----------       -----------       -----------
          Increase (decrease) in net assets.................       (353,841)        (3,633,846)        1,177,015         2,141,024
NET ASSETS:
     Beginning of period....................................      9,923,687         13,557,533        30,350,786        28,209,762
                                                                 ----------        -----------       -----------       -----------
     End of period..........................................     $9,569,846        $ 9,923,687       $31,527,801       $30,350,786
                                                                 ==========        ===========       ===========       ===========







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                         CONVERTIBLE--                      FLOATING RATE--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (114,390)      $   702,327       $  193,589       $    742,070
     Net realized gain (loss) on investments................         371,792           822,487          (53,716)          (115,352)
     Realized gain distribution received....................              --         1,036,888               --                 --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (2,258,454)        2,729,591         (130,487)          (159,032)
                                                                 -----------       -----------       ----------       ------------
       Net increase (decrease) in net assets resulting from
          operations........................................      (2,001,052)        5,291,293            9,386            467,686
                                                                 -----------       -----------       ----------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,509,193         5,145,128          683,837          1,704,542
     Cost of insurance......................................      (1,229,434)       (2,229,894)        (237,602)          (424,834)
     Policyowners' surrenders...............................      (1,084,029)       (2,133,058)        (153,828)          (385,950)
     Net transfers from (to) Fixed Account..................        (296,618)         (577,245)         (71,476)           456,918
     Transfers between Investment Divisions.................         716,652           118,694          100,228           (129,729)
     Policyowners' death benefits...........................         (22,904)          (99,540)           1,447            (49,734)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --                --               --        (24,574,718)
                                                                 -----------       -----------       ----------       ------------
       Net contributions and (withdrawals)..................         592,860           224,085          322,606        (23,403,505)
                                                                 -----------       -----------       ----------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,550            (6,113)             (88)              (884)
                                                                 -----------       -----------       ----------       ------------
          Increase (decrease) in net assets.................      (1,405,642)        5,509,265          331,904        (22,936,703)
NET ASSETS:
     Beginning of period....................................      42,543,030        37,033,765        7,790,749         30,727,452
                                                                 -----------       -----------       ----------       ------------
     End of period..........................................     $41,137,388       $42,543,030       $8,122,653       $  7,790,749
                                                                 ===========       ===========       ==========       ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (678,932)  $ (1,213,087)   $   735,292    $ 1,647,910   $   (326,601)  $    732,438    $  (10,508)    $   55,169
           606,214      2,363,077            919           (188)      (756,702)      (451,395)       15,068         72,266
                --             --             --             --             --      8,738,914            --         38,310

       (22,845,877)    25,092,155          3,277            377    (11,416,816)    (3,764,577)     (151,255)       (38,471)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

       (22,918,595)    26,242,145        739,488      1,648,099    (12,500,119)     5,255,380      (146,695)       127,274
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------

        14,557,495     31,897,665      5,526,861      8,081,146      6,024,397     12,841,964       303,557        429,434
        (8,307,680)   (17,150,332)    (1,798,875)    (3,036,447)    (3,356,061)    (6,872,274)      (79,665)       (85,402)
        (6,331,797)   (12,494,630)    (3,688,289)    (2,936,318)    (2,649,077)    (4,829,926)      (34,226)       (50,715)
        (2,638,350)    (5,505,403)    16,213,652     10,075,968     (1,220,058)    (2,276,396)      (44,288)       285,702
        (4,666,980)   (14,399,455)      (101,808)     3,590,023     (1,796,351)    (3,151,491)    1,171,852        735,168
          (176,850)      (368,646)      (131,923)      (271,337)      (141,531)      (141,836)       (1,906)        (1,424)

                --             --             --             --             --             --            --       (277,960)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
        (7,564,162)   (18,020,801)    16,019,618     15,503,035     (3,138,681)    (4,429,959)    1,315,324      1,034,803
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------


            44,761        (46,282)          (477)        (1,396)        20,683         (7,659)          123           (145)
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
       (30,437,996)     8,175,062     16,758,629     17,149,738    (15,618,117)       817,762     1,168,752      1,161,932

       237,382,895    229,207,833     50,540,863     33,391,125    116,283,563    115,465,801     2,640,026      1,478,094
      ------------   ------------    -----------    -----------   ------------   ------------    ----------     ----------
      $206,944,899   $237,382,895    $67,299,492    $50,540,863   $100,665,446   $116,283,563    $3,808,778     $2,640,026
      ============   ============    ===========    ===========   ============   ============    ==========     ==========






                                            MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                      GROWTH                      HIGH YIELD                   MAINSTAY VP
              GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--            ICAP SELECT EQUITY--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (57,394)   $   793,275    $   (56,213)   $   116,646   $   (298,945)  $  6,464,682   $   (150,614)   $    17,171
             6,000        (53,189)        27,810        229,238        960,965      1,703,866        458,874        408,239
                --             --             --        623,976             --             --             --        814,698

           255,899        352,139     (1,919,871)       (32,686)    (2,692,989)    (6,405,559)   (13,282,542)      (361,590)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

           204,505      1,092,225     (1,948,274)       937,174     (2,030,969)     1,762,989    (12,974,282)       878,518
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------

         1,371,839      2,461,521      2,972,161      4,153,945      6,359,577     14,054,331      3,521,470      2,786,165
          (640,005)    (1,154,653)      (764,687)    (1,041,250)    (3,277,926)    (6,489,164)    (1,427,104)    (1,026,397)
          (544,580)      (774,955)      (290,791)      (641,022)    (3,702,550)    (4,880,980)    (1,068,061)      (670,862)
          (140,979)      (279,935)       665,842      1,024,973       (441,898)      (133,368)      (112,765)       608,979
         1,881,124       (816,259)     2,143,845      5,675,576     (1,848,586)    (2,164,961)    80,061,741     13,493,782
           (13,427)      (109,972)          (746)            --       (805,941)      (156,602)       (49,858)       (21,932)

                --             --             --       (294,620)            --             --             --             --
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         1,913,972       (674,253)     4,725,624      8,877,602     (3,717,324)       229,256     80,925,423     15,169,735
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------


              (318)        (1,048)         1,905           (895)         1,521           (933)         7,191           (747)
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
         2,118,159        416,924      2,779,255      9,813,881     (5,746,772)     1,991,312     67,958,332     16,047,506

        18,849,505     18,432,581     17,118,908      7,305,027    105,891,660    103,900,348     27,943,596     11,896,090
       -----------    -----------    -----------    -----------   ------------   ------------   ------------    -----------
       $20,967,664    $18,849,505    $19,898,163    $17,118,908   $100,144,888   $105,891,660   $ 95,901,928    $27,943,596
       ===========    ===========    ===========    ===========   ============   ============   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    207,767       $  (187,653)      $    64,384
     Net realized gain (loss) on investments................          --               195,416         1,111,139         2,303,330
     Realized gain distribution received....................          --             1,598,292                --         4,189,497
     Change in unrealized appreciation (depreciation) on
       investments..........................................          --            (2,108,972)       (7,919,348)       (4,117,232)
                                                                     ---          ------------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................          --              (107,497)       (6,995,862)        2,439,979
                                                                     ---          ------------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --               982,481         5,186,340        10,073,044
     Cost of insurance......................................          --              (343,591)       (1,827,604)       (3,418,435)
     Policyowners' surrenders...............................          --              (304,150)       (1,269,473)       (1,948,578)
     Net transfers from (to) Fixed Account..................          --                81,688          (384,263)          (62,354)
     Transfers between Investment Divisions.................          --           (10,695,168)       (1,637,718)        2,876,248
     Policyowners' death benefits...........................          --               (19,232)          (57,339)         (145,867)
                                                                     ---          ------------       -----------       -----------
       Net contributions and (withdrawals)..................          --           (10,297,972)            9,943         7,374,058
                                                                     ---          ------------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                    74             7,997            (2,524)
                                                                     ---          ------------       -----------       -----------
          Increase (decrease) in net assets.................          --           (10,405,395)       (6,977,922)        9,811,513
NET ASSETS:
     Beginning of period....................................          --            10,405,395        67,316,474        57,504,961
                                                                     ---          ------------       -----------       -----------
     End of period..........................................         $--          $         --       $60,338,552       $67,316,474
                                                                     ===          ============       ===========       ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (37,318)      $   202,151       $   (68,228)      $   280,556
     Net realized gain (loss) on investments................          42,797           155,651            49,253           178,413
     Realized gain distribution received....................              --           236,136                --           641,372
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (840,031)          (13,507)       (1,952,755)          101,320
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (834,552)          580,431        (1,971,730)        1,201,661
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,242,849         2,056,691         2,962,346         4,651,816
     Cost of insurance......................................        (406,202)         (491,031)         (852,233)       (1,136,380)
     Policyowners' surrenders...............................        (121,386)         (336,051)         (667,993)         (304,371)
     Net transfers from (to) Fixed Account..................         502,598           967,155           635,861           852,692
     Transfers between Investment Divisions.................       1,799,056         3,879,522         2,891,309         6,399,215
     Policyowners' death benefits...........................         (36,792)           (8,086)           (4,309)         (106,561)
     Contribution (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (284,683)               --          (291,196)
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................       2,980,123         5,783,517         4,964,981        10,065,215
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................             804              (551)            2,060            (1,168)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................       2,146,375         6,363,397         2,995,311        11,265,708
NET ASSETS:
     Beginning of period....................................      11,727,308         5,363,911        21,723,827        10,458,119
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $13,873,683       $11,727,308       $24,719,138       $21,723,827
                                                                 ===========       ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
           LARGE CAP GROWTH--              MID CAP CORE--               MID CAP GROWTH--              MID CAP VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (70,215)   $  (117,646)   $  (102,006)   $   (67,855)   $  (125,110)   $  (260,922)   $  (109,286)   $   186,300
           173,834        472,174        396,607      1,178,038        758,778      2,485,599        371,352      1,640,495
                --             --             --      3,588,466             --      3,211,104             --      3,541,191

        (1,808,025)     3,961,928     (2,543,960)    (3,367,506)    (5,506,497)       595,716     (3,774,292)    (6,099,107)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        (1,704,406)     4,316,456     (2,249,359)     1,331,143     (4,872,829)     6,031,497     (3,512,226)      (731,121)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         2,119,858      3,573,177      3,049,414      6,317,032      3,883,100      7,815,027      3,137,773      6,672,278
          (817,237)    (1,340,930)    (1,000,742)    (1,953,270)    (1,407,532)    (2,722,806)    (1,174,568)    (2,432,201)
          (498,002)      (989,982)      (719,315)    (1,246,909)    (1,029,204)    (1,823,126)      (897,199)    (1,630,363)
          (151,128)      (245,416)      (487,227)        61,157       (461,601)      (553,103)      (440,796)      (607,899)
         1,121,730      2,089,589       (919,031)       685,742     (1,041,223)      (696,865)    (1,304,264)    (1,600,292)
               897        (19,050)        (7,848)       (55,131)       (11,079)       (82,060)       (43,695)       (59,025)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         1,776,118      3,067,388        (84,749)     3,808,621        (67,539)     1,937,067       (722,749)       342,498
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


             2,792         (4,488)         3,476         (1,127)         5,542         (5,535)         4,402            553
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
            74,504      7,379,356     (2,330,632)     5,138,637     (4,934,826)     7,963,029     (4,230,573)      (388,070)

        26,915,378     19,536,022     37,080,647     31,942,010     47,654,007     39,690,978     40,206,256     40,594,326
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
       $26,989,882    $26,915,378    $34,750,015    $37,080,647    $42,719,181    $47,654,007    $35,975,683    $40,206,256
       ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========







              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            S&P 500 INDEX--              SMALL CAP GROWTH--              TOTAL RETURN--                   VALUE--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (792,359)  $  2,942,205    $   (51,825)   $  (122,595)   $  (191,581)   $ 1,037,762   $  1,858,778    $   828,957
         1,300,177      3,939,198         (9,859)       688,639         42,100        820,870     (2,737,504)     1,706,760
                --             --             --      1,558,131             --      4,401,627     11,062,408      7,019,968

       (36,676,566)     5,939,475     (1,776,139)    (2,916,796)    (5,000,170)    (1,971,506)   (11,195,221)    (8,229,235)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

       (36,168,748)    12,820,878     (1,837,823)      (792,621)    (5,149,651)     4,288,753     (1,011,539)     1,326,450
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------

        16,607,851     36,270,861      1,879,281      4,181,597      3,704,315      7,922,716      3,730,069     10,064,697
        (8,525,092)   (17,189,293)      (600,135)    (1,303,578)    (2,255,037)    (4,481,866)    (1,772,189)    (4,863,968)
        (5,877,436)   (12,530,778)      (551,833)    (1,060,745)    (1,603,702)    (3,042,078)    (1,845,986)    (3,764,477)
        11,281,954     (4,474,305)      (260,927)      (313,274)      (620,191)    (1,004,106)      (871,045)    (1,514,750)
        (2,902,283)    (7,619,368)      (401,579)    (2,076,664)      (675,818)    (2,771,083)   (79,609,413)    (1,339,449)
          (286,182)      (631,523)        (6,495)       (20,818)       (76,245)      (177,223)       (28,411)      (293,581)

                --             --             --             --             --             --             --             --
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
        10,298,812     (6,174,406)        58,312       (593,482)    (1,526,678)    (3,553,640)   (80,396,975)    (1,711,528)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------


            49,226        (17,553)         2,032            913          7,782         (6,456)         4,370         (2,173)
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
       (25,820,710)     6,628,919     (1,777,479)    (1,385,190)    (6,668,547)       728,657    (81,404,144)      (387,251)

       286,370,922    279,742,003     20,167,703     21,552,893     64,358,689     63,630,032     81,404,144     81,791,395
      ------------   ------------    -----------    -----------    -----------    -----------   ------------    -----------
      $260,550,212   $286,370,922    $18,390,224    $20,167,703    $57,690,142    $64,358,689   $         --    $81,404,144
      ============   ============    ===========    ===========    ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)


                                                                   AIM V.I.                ALGER AMERICAN
                                                                INTERNATIONAL                 LEVERAGED
                                                                GROWTH FUND--                 ALL CAP--
                                                               SERIES I SHARES             CLASS O SHARES
                                                               ---------------    --------------------------------
                                                                   2008(B)             2008              2007
                                                               ---------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $    (80)         $      --         $     --
     Net realized gain (loss) on investments................             (1)             7,773           44,673
     Realized gain distribution received....................             --                 --               --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (11,550)          (103,156)          45,179
                                                                   --------          ---------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................        (11,631)           (95,383)          89,852
                                                                   --------          ---------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          2,577            387,062           30,188
     Cost of insurance......................................           (737)           (25,874)         (35,556)
     Policyowners' surrenders...............................             --                 --               --
     Net transfers from (to) Fixed Account..................          1,655            135,879          174,047
     Transfers between Investment Divisions.................        243,572             48,499           51,812
     Policyowners' death benefits...........................             --                 --               --
                                                                   --------          ---------         --------
       Net contributions and (withdrawals)..................        247,067            545,566          220,491
                                                                   --------          ---------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................              3                 --               --
                                                                   --------          ---------         --------
          Increase (decrease) in net assets.................        235,439            450,183          310,343
NET ASSETS:
     Beginning of period....................................             --            488,701          178,358
                                                                   --------          ---------         --------
     End of period..........................................       $235,439          $ 938,884         $488,701
                                                                   ========          =========         ========




                                                                       ALGER AMERICAN
                                                                     SMALLCAP GROWTH--
                                                                       CLASS O SHARES
                                                               -----------------------------
                                                                    2008             2007
                                                               -----------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (134,782)    $  (311,065)
     Net realized gain (loss) on investments................       1,010,173       3,039,691
     Realized gain distribution received....................         561,673              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (9,968,829)      5,263,983
                                                                 -----------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,531,765)      7,992,609
                                                                 -----------     -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       2,644,735       6,158,729
     Cost of insurance......................................      (1,288,977)     (2,760,617)
     Policyowners' surrenders...............................        (990,418)     (2,184,332)
     Net transfers from (to) Fixed Account..................        (692,638)     (1,680,237)
     Transfers between Investment Divisions.................      (1,056,269)     (2,231,725)
     Policyowners' death benefits...........................         (11,732)        (48,270)
                                                                 -----------     -----------
       Net contributions and (withdrawals)..................      (1,395,299)     (2,746,452)
                                                                 -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          11,255          (9,177)
                                                                 -----------     -----------
          Increase (decrease) in net assets.................      (9,915,809)      5,236,980
NET ASSETS:
     Beginning of period....................................      53,669,111      48,432,131
                                                                 -----------     -----------
     End of period..........................................     $43,753,302     $53,669,111
                                                                 ===========     ===========






                                                                          DREYFUS IP                          DREYFUS VIF
                                                                      TECHNOLOGY GROWTH--                DEVELOPING LEADERS--
                                                                        INITIAL SHARES                      INITIAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (28,459)      $   (57,566)      $    9,587        $    7,542
     Net realized gain (loss) on investments................          76,737           327,471           (1,648)          (52,952)
     Realized gain distribution received....................              --                --           57,442           131,869
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,468,483)        1,063,795         (171,013)         (250,076)
                                                                 -----------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,420,205)        1,333,700         (105,632)         (163,617)
                                                                 -----------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,028,102         2,146,187           34,396            39,660
     Cost of insurance......................................        (499,172)         (889,405)          (8,723)          (14,228)
     Policyowners' surrenders...............................        (195,950)         (298,066)              --            (3,282)
     Net transfers from (to) Fixed Account..................         (44,024)         (156,139)          86,005           476,806
     Transfers between Investment Divisions.................          27,204          (110,738)          10,000           (49,546)
     Policyowners' death benefits...........................          (2,808)           (7,351)              --                --
                                                                 -----------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................         313,352           684,488          121,678           449,410
                                                                 -----------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           1,554            (1,312)              --                --
                                                                 -----------       -----------       ----------        ----------
          Increase (decrease) in net assets.................      (1,105,299)        2,016,876           16,046           285,793
NET ASSETS:
     Beginning of period....................................      11,348,799         9,331,923        1,160,974           875,181
                                                                 -----------       -----------       ----------        ----------
     End of period..........................................     $10,243,500       $11,348,799       $1,177,020        $1,160,974
                                                                 ===========       ===========       ==========        ==========




Not all investment divisions are available under all policies.

(b) For the period May 9, 2008 (Commencement of Investments) through June 30, 2008.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I









     ALLIANCEBERNSTEIN            AMERICAN                      AMERICAN                      AMERICAN
     VPS SMALL/MID CAP           CENTURY VP                    CENTURY VP                    CENTURY VP
     VALUE PORTFOLIO--     INFLATION PROTECTION--           INTERNATIONAL--                   VALUE--
       CLASS A SHARES             CLASS II                      CLASS II                      CLASS II
     ----------------- ----------------------------- ----------------------------- -----------------------------
          2008(B)           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------



          $    (32)       $  2,416       $  1,778      $   11,140     $   10,071      $  17,425     $   21,814
                 3             269           (170)         (9,095)       232,123         (7,271)       (29,180)
                --              --             --         164,256             --         98,856        123,872

            (6,976)            236          2,215        (427,230)        69,693       (222,389)      (164,679)
          --------        --------       --------      ----------     ----------      ---------     ----------

            (7,005)          2,921          3,823        (260,929)       311,887       (113,379)       (48,173)
          --------        --------       --------      ----------     ----------      ---------     ----------

               387           7,643         18,904         339,918        305,412         41,417        115,629
              (250)         (5,563)       (23,805)        (52,387)       (71,010)       (14,711)       (46,649)
                --              --             --              (1)       (46,910)            --           (592)
             3,864              12         26,281         208,357        145,084          6,538        101,227
           106,882          22,971         17,846         125,233        394,193          7,194       (727,232)
                --              --             --              --             --             --             --
          --------        --------       --------      ----------     ----------      ---------     ----------
           110,883          25,063         39,226         621,120        726,769         40,438       (557,617)
          --------        --------       --------      ----------     ----------      ---------     ----------


                 2              --             --              --             --             --             --
          --------        --------       --------      ----------     ----------      ---------     ----------
           103,880          27,984         43,049         360,191      1,038,656        (72,941)      (605,790)

                --          75,216         32,167       2,730,058      1,691,402        842,593      1,448,383
          --------        --------       --------      ----------     ----------      ---------     ----------
          $103,880        $103,200       $ 75,216      $3,090,249     $2,730,058      $ 769,652     $  842,593
          ========        ========       ========      ==========     ==========      =========     ==========


            CVS CALVERT
          SOCIAL BALANCED
             PORTFOLIO
     -------------------------
          2008         2007
     -------------------------

       $  (13,116)  $   90,058
            1,006       84,382
               --      271,353
         (316,053)    (340,751)
       ----------   ----------
         (328,163)     105,042
       ----------   ----------

          327,014      687,294
         (143,263)    (281,500)
         (173,269)    (269,639)
            8,768     (215,837)
          (36,083)    (122,070)
           (4,821)     (26,285)
       ----------   ----------
          (21,654)    (228,037)
       ----------   ----------
              415         (129)
       ----------   ----------
         (349,402)    (123,124)
        4,832,319    4,955,443
       ----------   ----------
       $4,482,917   $4,832,319
       ==========   ==========




          DWS DREMAN
     SMALL MID CAP VALUE        FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
         VIP--CLASS A           CONTRAFUND(R)--               EQUITY-INCOME--                   GROWTH--
            SHARES               INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ------------------- ----------------------------- ----------------------------- -----------------------------
           2008(B)            2008           2007           2008           2007           2008           2007
     -------------------------------------------------------------------------------------------------------------



           $    (4)       $   (543,413)  $    768,829   $   (196,688)   $   966,902    $       --     $   12,328
                --             168,096      3,451,599       (132,220)       714,692         1,426        168,686
                --           5,069,541     52,213,154         61,898      6,223,204            --          1,846

            (1,604)        (31,847,523)   (25,056,976)   (10,783,033)    (7,318,403)     (246,569)       244,961
           -------        ------------   ------------   ------------    -----------    ----------     ----------

            (1,608)        (27,153,299)    31,376,606    (11,050,043)       586,395      (245,143)       427,821
           -------        ------------   ------------   ------------    -----------    ----------     ----------

               512          12,696,099     24,658,903      4,934,188     10,137,479        28,614         19,952
              (155)         (5,566,275)   (10,519,534)    (2,005,435)    (4,072,166)      (18,967)       (23,529)
                --          (4,383,600)    (8,422,930)    (1,532,521)    (2,699,598)           --             --
             3,461          (1,217,565)    (1,661,137)      (208,344)      (120,247)      471,382        669,413
            33,001             693,303       (596,047)      (733,612)      (476,563)      440,540         35,999
                --            (186,979)      (355,317)      (115,831)      (346,839)           --             --
           -------        ------------   ------------   ------------    -----------    ----------     ----------
            36,819           2,034,983      3,103,938        338,445      2,422,066       921,569        701,835
           -------        ------------   ------------   ------------    -----------    ----------     ----------


                --              36,871        (40,956)        12,785         (1,033)           --             --
           -------        ------------   ------------   ------------    -----------    ----------     ----------
            35,211         (25,081,445)    34,439,588    (10,698,813)     3,007,428       676,426      1,129,656

                --         217,701,630    183,262,042     74,401,621     71,394,193     2,257,204      1,127,548
           -------        ------------   ------------   ------------    -----------    ----------     ----------
           $35,211        $192,620,185   $217,701,630   $ 63,702,808    $74,401,621    $2,933,630     $2,257,204
           =======        ============   ============   ============    ===========    ==========     ==========


          FIDELITY(R) VIP
            INDEX 500--
           INITIAL CLASS
     -------------------------
          2008         2007
     -------------------------

       $      196   $   89,817
            4,096        6,212
           29,004           --
         (473,798)       6,387
       ----------   ----------
         (440,502)     102,416
       ----------   ----------

        1,242,885      252,801
          (38,700)     (60,024)
             (979)        (993)
          277,726      651,591
           70,756       62,518
               --           --
       ----------   ----------
        1,551,688      905,893
       ----------   ----------
               --           --
       ----------   ----------
        1,111,186    1,008,309
        2,818,158    1,809,849
       ----------   ----------
       $3,929,344   $2,818,158
       ==========   ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)




                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                    INVESTMENT GRADE BOND--                    MID CAP--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $ 32,952          $ 23,931         $    3,842        $   32,182
     Net realized gain (loss) on investments................          (420)             (626)           (15,125)           38,569
     Realized gain distribution received....................           640                --            479,278           330,006
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (31,920)            6,014           (691,677)          104,961
                                                                  --------          --------         ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................         1,252            29,319           (223,682)          505,718
                                                                  --------          --------         ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        29,242            34,977            122,122           350,772
     Cost of insurance......................................        (9,949)          (32,621)           (63,819)         (124,096)
     Policyowners' surrenders...............................            --                --                 --           (14,230)
     Net transfers from (to) Fixed Account..................         1,022           343,130             59,505           319,993
     Transfers between Investment Divisions.................        69,120             6,962            825,035          (836,744)
     Policyowners' death benefits...........................            --                --                 --            (5,612)
                                                                  --------          --------         ----------        ----------
       Net contributions and (withdrawals)..................        89,435           352,448            942,843          (309,917)
                                                                  --------          --------         ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                 --                --
                                                                  --------          --------         ----------        ----------
          Increase (decrease) in net assets.................        90,687           381,767            719,161           195,801
NET ASSETS:
     Beginning of period....................................       795,459           413,692          3,433,554         3,237,753
                                                                  --------          --------         ----------        ----------
     End of period..........................................      $886,146          $795,459         $4,152,715        $3,433,554
                                                                  ========          ========         ==========        ==========







                                                                            MFS(R)                              MFS(R)
                                                                   INVESTORS TRUST SERIES--             NEW DISCOVERY SERIES--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  1,459          $  1,034         $       --         $     --
     Net realized gain (loss) on investments................           638               968                387            1,425
     Realized gain distribution received....................        12,046             1,048            161,693            8,790
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (31,340)           10,486           (204,902)         (29,317)
                                                                  --------          --------         ----------         --------
       Net increase (decrease) in net assets resulting from
          operations........................................       (17,197)           13,536            (42,822)         (19,102)
                                                                  --------          --------         ----------         --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           426             1,652            144,213            5,608
     Cost of insurance......................................        (3,422)           (4,803)            (7,963)          (4,030)
     Policyowners' surrenders...............................            --                --                 --               --
     Net transfers from (to) Fixed Account..................         1,738            43,034            206,558          193,281
     Transfers between Investment Divisions.................            --            81,322            221,924          245,558
     Policyowners' death benefits...........................            --                --                 --               --
                                                                  --------          --------         ----------         --------
       Net contributions and (withdrawals)..................        (1,258)          121,205            564,732          440,417
                                                                  --------          --------         ----------         --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                 --               --
                                                                  --------          --------         ----------         --------
          Increase (decrease) in net assets.................       (18,455)          134,741            521,910          421,315
NET ASSETS:
     Beginning of period....................................       203,336            68,595            523,522          102,207
                                                                  --------          --------         ----------         --------
     End of period..........................................      $184,881          $203,336         $1,045,432         $523,522
                                                                  ========          ========         ==========         ========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I











            FIDELITY(R) VIP              JANUS ASPEN SERIES            JANUS ASPEN SERIES            JANUS ASPEN SERIES
               OVERSEAS--                    BALANCED--                 MID CAP GROWTH--             WORLDWIDE GROWTH--
             INITIAL CLASS              INSTITUTIONAL SHARES          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $       --     $  111,485    $  1,455,931   $  2,482,690     $    821       $    865     $    358,112   $    207,634
            5,577         73,268         810,681      1,165,844        6,488         10,647         (923,053)    (1,277,284)
          427,919        160,223       8,243,942             --       39,835          1,842               --             --

         (893,609)       149,852     (13,824,468)     8,106,201      (68,166)        54,385      (21,323,419)    11,539,074
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------

         (460,113)       494,828      (3,313,914)    11,754,735      (21,022)        67,739      (21,888,360)    10,469,424
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------

           82,302        130,517       7,391,610     15,681,351      299,099         69,681        6,812,915     14,612,214
          (39,973)       (66,768)     (3,727,215)    (7,042,040)     (12,214)       (13,162)      (3,374,410)    (6,914,850)
               --           (626)     (3,321,263)    (5,679,483)          --         (4,410)      (3,027,068)    (5,938,862)
          225,055      1,117,733      (1,323,909)    (2,854,166)       8,082         44,496       (1,123,741)    (2,581,942)
          353,913        347,767        (681,976)    (4,607,679)      43,546         22,309       (1,886,124)    (2,619,243)
               --             --         (77,616)      (444,745)          --             --          (43,917)      (178,211)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
          621,297      1,528,623      (1,740,369)    (4,946,762)     338,513        118,914       (2,642,345)    (3,620,894)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------


               --             --           7,527        (14,601)          --             --           27,703        (16,786)
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
          161,184      2,023,451      (5,046,756)     6,793,372      317,491        186,653      (24,503,002)     6,831,744

        4,218,821      2,195,370     127,104,338    120,310,966      461,542        274,889      122,957,433    116,125,689
       ----------     ----------    ------------   ------------     --------       --------     ------------   ------------
       $4,380,005     $4,218,821    $122,057,582   $127,104,338     $779,033       $461,542     $ 98,454,431   $122,957,433
       ==========     ==========    ============   ============     ========       ========     ============   ============






                                                                        NEUBERGER BERMAN                   PIMCO
                 MFS(R)                        MFS(R)                     AMT MID-CAP                  GLOBAL BOND--
           RESEARCH SERIES--             UTILITIES SERIES--            GROWTH PORTFOLIO--              ADMINISTRATIVE
             INITIAL CLASS                 INITIAL CLASS                    CLASS I                     CLASS SHARES
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



        $    505       $     --      $   10,714     $    3,366      $     --       $     --       $  1,552        $ 2,047
              (7)            19         (36,209)        19,566         5,066          2,186            252             54
              --             --         113,540         24,397            --             --             --            164

         (10,940)         1,620        (218,118)        57,508       (29,029)        17,023           (360)         4,694
        --------       --------      ----------     ----------      --------       --------       --------        -------

         (10,442)         1,639        (130,073)       104,837       (23,963)        19,209          1,444          6,959
        --------       --------      ----------     ----------      --------       --------       --------        -------

           3,598         10,911         275,172         81,038        19,584         24,001          8,110          2,628
          (1,869)        (1,272)        (44,359)       (34,753)       (9,426)        (7,529)        (3,763)        (4,253)
              --             --         (44,857)            --            --             --             --             --

              --            558         214,962        117,488        42,969         30,003          4,386         41,980
              --         98,751        (195,520)     1,121,492        (7,203)        32,325         46,166         (1,685)
              --             --              --             --            --             --             --             --
        --------       --------      ----------     ----------      --------       --------       --------        -------
           1,729        108,948         205,398      1,285,265        45,924         78,800         54,899         38,670
        --------       --------      ----------     ----------      --------       --------       --------        -------


              --             --               3             --            --             --             --             --
        --------       --------      ----------     ----------      --------       --------       --------        -------
          (8,713)       110,587          75,328      1,390,102        21,961         98,009         56,343         45,629

         110,591              4       1,628,912        238,810       182,643         84,634         76,760         31,131
        --------       --------      ----------     ----------      --------       --------       --------        -------
        $101,878       $110,591      $1,704,240     $1,628,912      $204,604       $182,643       $133,103        $76,760
        ========       ========      ==========     ==========      ========       ========       ========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2008
and the year ended December 31, 2007
(Unaudited)



                                                                             PIMCO                               PIMCO
                                                                        LOW DURATION--                       REAL RETURN--
                                                                        ADMINISTRATIVE                      ADMINISTRATIVE
                                                                         CLASS SHARES                        CLASS SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008             2007(A)            2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $   278            $  66           $  2,089           $   467
     Net realized gain (loss) on investments................            12              166              1,601             5,358
     Realized gain distribution received....................            --               --                 --               208
     Change in unrealized appreciation (depreciation) on
       investments..........................................          (363)              --                558            (4,742)
                                                                   -------            -----           --------           -------
       Net increase (decrease) in net assets resulting from
          operations........................................           (73)             232              4,248             1,291
                                                                   -------            -----           --------           -------
  Contributions and (Withdrawals):
     Payments received from policyowners....................           421               --             15,049             4,628
     Cost of insurance......................................          (423)            (121)            (3,906)           (2,543)
     Policyowners' surrenders...............................            --               --                 --                --
     Net transfers from (to) Fixed Account..................           628               --              3,293            87,367
     Transfers between Investment Divisions.................        31,525             (111)            25,369            (4,168)
     Policyowners' death benefits...........................            --               --                 --                --
                                                                   -------            -----           --------           -------
       Net contributions and (withdrawals)..................        32,151             (232)            39,805            85,284
                                                                   -------            -----           --------           -------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --               --                 --                --
                                                                   -------            -----           --------           -------
          Increase (decrease) in net assets.................        32,078               --             44,053            86,575
NET ASSETS:
     Beginning of period....................................            --               --             91,113             4,538
                                                                   -------            -----           --------           -------
     End of period..........................................       $32,078            $  --           $135,166           $91,113
                                                                   =======            =====           ========           =======






                                                                                                                VAN ECK
                                                                         T. ROWE PRICE                         WORLDWIDE
                                                                       LIMITED-TERM BOND                       ABSOLUTE
                                                                           PORTFOLIO                            RETURN
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $  8,006          $ 10,376          $    444          $  1,300
     Net realized gain (loss) on investments................          (417)             (959)                2               284
     Realized gain distribution received....................            --                --            14,220             4,468
     Change in unrealized appreciation (depreciation) on
       investments..........................................        (1,621)            3,492           (11,953)           (1,251)
                                                                  --------          --------          --------          --------
       Net increase (decrease) in net assets resulting from
          operations........................................         5,968            12,909             2,713             4,801
                                                                  --------          --------          --------          --------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         7,792            30,554            11,359            25,750
     Cost of insurance......................................       (11,195)          (35,294)           (5,388)           (6,766)
     Policyowners' surrenders...............................            --                --                --            (3,108)
     Net transfers from (to) Fixed Account..................        20,686             5,942            46,585           179,434
     Transfers between Investment Divisions.................       195,131            47,226            43,000           105,968
     Policyowners' death benefits...........................            --                --                --                --
                                                                  --------          --------          --------          --------
       Net contributions and (withdrawals)..................       212,414            48,428            95,556           301,278
                                                                  --------          --------          --------          --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --                --                --                --
                                                                  --------          --------          --------          --------
          Increase (decrease) in net assets.................       218,382            61,337            98,269           306,079
NET ASSETS:
     Beginning of period....................................       274,672           213,335           477,275           171,196
                                                                  --------          --------          --------          --------
     End of period..........................................      $493,054          $274,672          $575,544          $477,275
                                                                  ========          ========          ========          ========




Not all investment divisions are available under all policies.
(a) For the period October 16, 2007 (Commencement of Investments) through December 31, 2007.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I










                 PIMCO                         ROYCE                         ROYCE
             TOTAL RETURN--                  MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE
             ADMINISTRATIVE                 PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME
              CLASS SHARES                INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



        $ 12,862       $  1,379      $  (21,736)    $   73,071     $  (14,166)    $  (18,812)   $    503,270    $   834,709
           7,910         16,906         (66,333)        66,681         (4,659)        28,588         559,376      1,229,416
              --             --              --        628,957             --        206,815       1,886,323      4,260,701

         (12,262)       (12,726)       (483,667)      (629,287)       100,339       (432,296)    (12,984,830)    (4,674,267)
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------

           8,510          5,559        (571,736)       139,422         81,514       (215,705)    (10,035,861)     1,650,559
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------

          62,769            187       1,092,706      1,696,028        632,804        942,182       6,347,859     10,725,928
         (10,506)          (857)       (293,524)      (471,201)      (185,877)      (265,031)     (1,836,078)    (3,576,003)
              --             --        (141,663)      (172,592)       (95,390)       (68,452)     (1,773,661)    (2,360,837)
          70,389        394,538          49,228        195,844         55,762        228,496        (304,771)      (157,357)
         155,968             16         354,738      1,507,002        447,658      1,479,022        (511,589)     1,831,838
              --             --          (1,030)       (22,262)          (428)       (26,273)       (140,232)       (91,309)
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------
         278,620        393,884       1,060,455      2,732,819        854,529      2,289,944       1,781,528      6,372,260
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------


              --             --             667           (276)           117            142           9,818         (1,840)
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------
         287,130        399,443         489,386      2,871,965        936,160      2,074,381      (8,244,515)     8,020,979

         413,261         13,818       7,560,179      4,688,214      4,614,283      2,539,902      71,519,972     63,498,993
        --------       --------      ----------     ----------     ----------     ----------    ------------    -----------
        $700,391       $413,261      $8,049,565     $7,560,179     $5,550,443     $4,614,283    $ 63,275,457    $71,519,972
        ========       ========      ==========     ==========     ==========     ==========    ============    ===========






                                             VAN KAMPEN                    VAN KAMPEN
                VAN ECK                     UIF EMERGING                  UIF EMERGING                   VAN KAMPEN
               WORLDWIDE                   MARKETS DEBT--               MARKETS EQUITY--           UIF U.S. REAL ESTATE--
              HARD ASSETS                     CLASS I                       CLASS I                       CLASS I
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (15,854)   $  (110,186)    $     --       $  9,705     $   (221,023)   $  (100,553)   $      (55)     $  10,311
           619,095        205,592         (227)           180        3,165,952      4,249,666          (782)         7,689
         5,219,203      1,906,351           --          4,147               --      7,716,177            --         80,524

         3,099,128      6,600,535       (8,422)        (6,377)     (16,327,919)    11,181,035      (104,628)      (297,808)
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------

         8,921,572      8,602,292       (8,649)         7,655      (13,382,990)    23,046,325      (105,465)      (199,284)
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------

         3,545,189      4,699,340      174,593         23,388        4,747,064      8,100,566        59,059         56,405
        (1,304,361)    (1,532,635)      (9,778)        (5,632)      (2,146,078)    (3,612,598)      (17,583)       (24,657)
          (504,956)      (645,537)          --         (3,181)      (1,417,616)    (2,486,966)      (19,836)            --
           360,288        985,779       33,549        186,402         (701,919)      (940,285)      114,754        482,421
         3,994,402      9,374,577      114,355         13,826         (539,462)     2,624,934       777,062        211,949
           (23,731)       (17,904)          --             --          (44,084)       (70,301)           --             --
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------
         6,066,831     12,863,620      312,719        214,803         (102,095)     3,615,350       913,456        726,118
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------


            (4,174)        (6,869)          --             --           19,298        (30,526)            4             --
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------
        14,984,229     21,459,043      304,070        222,458      (13,465,787)    26,631,149       807,995        526,834

        35,140,020     13,680,977      313,890         91,432       84,223,057     57,591,908       880,460        353,626
       -----------    -----------     --------       --------     ------------    -----------    ----------      ---------
       $50,124,249    $35,140,020     $617,960       $313,890     $ 70,757,270    $84,223,057    $1,688,455      $ 880,460
       ===========    ===========     ========       ========     ============    ===========    ==========      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Universal Life Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL")--Series
1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000")--Series 1 and Single Premium Variable Universal Life ("SPVUL")--Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000")--Series 2, Single Premium Variable Universal Life ("SPVUL")--Series 2 and 3, Survivorship Variable Universal Life ("SVUL")--Series 2, Variable Universal Life Provider ("VUL Provider")), Variable Universal Life Accumulator ("VUL Accumulator"), and Survivorship Variable Universal Life Accumulator ("SVUL Accumulator"). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of VUL Separate Account-1, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the AIM Variable Insurance Funds, the Alger American Fund, the AllianceBernstein(R) Variable Products Series Fund, Inc., the American Century Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the DWS Variable Series II, the Fidelity(R) Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account represent the general assets of NYLIAC. NYLIAC's Fixed Account, DCA Plus Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord Abbett & Company, LLC, and Winslow Capital Management, Inc., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

     VUL Separate Account-1 offers sixty-one variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Thirty-eight of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-five of these Investment Divisions are available for Group 3 policies.

     The following Investment Divisions, with their respective Fund Portfolios, are available in this Separate Account:

MainStay VP Balanced
MainStay VP Bond
MainStay VP Capital Appreciation
MainStay VP Cash Management
MainStay VP Common Stock
MainStay VP Conservative Allocation
MainStay VP Convertible
MainStay VP Floating Rate
MainStay VP Government
MainStay VP Growth Allocation
MainStay VP High Yield Corporate Bond
MainStay VP ICAP Select Equity(2,3,4)
MainStay VP International Equity
MainStay VP Large Cap Growth
MainStay VP Mid Cap Core
MainStay VP Mid Cap Growth
MainStay VP Mid Cap Value
MainStay VP Moderate Allocation
MainStay VP Moderate Growth Allocation
MainStay VP S&P 500 Index
MainStay VP Small Cap Growth
MainStay VP Total Return
AIM V.I. International Growth Fund--Series I Shares
Alger American Leveraged All Cap--Class O Shares
Alger American SmallCap Growth--Class O Shares(1)
AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century VP Inflation Protection--Class II
American Century VP International--Class II
American Century VP Value--Class II
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Developing Leaders--Initial Shares
DWS Dreman Small Mid Cap Value VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class

                                                   NYLIAC VUL SEPARATE ACCOUNT-I




--------------------------------------------------------------------------------

Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid Cap--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Mid Cap Growth--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
PIMCO Global Bond--Administrative Class Shares
PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price Limited-Term Bond Portfolio
Van Eck Worldwide Absolute Return
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Debt--Class I
Van Kampen UIF Emerging Markets Equity--Class I
Van Kampen UIF U.S. Real Estate--Class I

Not all investment divisions are available under all policies.

     All investments into the MainStay VP Series funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the following Investment Division: PIMCO Low
Duration--Administrative Class Shares.

     For SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. After the Free Look Period, these premium payments are allocated in accordance with the Policyowner's instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on and after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account.

     In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

     No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

--------------------------------------------------------------------------------

          Level 2--Observable inputs other than level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred the last business day of the reporting period. These amounts will be deposited to or withdrawn from the Separate Account in accordance with the Policyowner's instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization--Class O Shares).

(2) Formerly MainStay VP Basic Value--Initial Class

(3) The MainStay VP Income & Growth--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on August 17, 2007.

(4) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At June 30, 2008, the investments of VUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Number of shares.......           937             2,252             8,403            67,232

Identified cost........       $10,216           $30,823          $179,151           $67,232







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         7,750             3,674             1,905             2,485

Identified cost........      $106,890           $57,534           $22,523           $35,695



Investment activity for the six months ended June 30, 2008, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         CAPITAL         MAINSTAY VP
                            BALANCED--          BOND--        APPRECIATION--         CASH
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                          --------------------------------------------------------------------


Purchases..............        $819             $3,074            $1,345            $34,305

Proceeds from sales....         559              1,995             9,522             17,470







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                            ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                             EQUITY--          EQUITY--          GROWTH--           CORE--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $82,309           $2,943            $4,013            $1,791

Proceeds from sales....         1,522            3,146             2,286             1,930



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            4,778              361              3,083              876              1,874             1,893            10,113

         $102,642           $3,949            $34,260           $8,504            $20,490           $21,347           $96,803






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            3,007             3,167             1,295             2,334             9,869             1,896             3,405

          $39,623           $39,049           $14,347           $25,958          $227,005           $20,395           $61,101








                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                         MAINSTAY VP       HIGH YIELD
          COMMON         CONSERVATIVE       MAINSTAY VP        FLOATING         MAINSTAY VP         GROWTH           CORPORATE
          STOCK--        ALLOCATION--      CONVERTIBLE--        RATE--         GOVERNMENT--      ALLOCATION--         BOND--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $1,191            $2,037            $2,040            $1,214            $2,966            $5,136            $2,475

           4,640               689             1,553               686             1,111               480             6,397






                                                              MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
          MID CAP           MID CAP          MODERATE           GROWTH            S&P 500          SMALL CAP           TOTAL
         GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--         INDEX--          GROWTH--          RETURN--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $1,969            $1,296            $3,325            $5,778            $17,922            $983             $  850

           2,150             2,115               493               860              8,365             964              2,531

--------------------------------------------------------------------------------







                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--       LEVERAGED         SMALLCAP
                               VALUE--          SERIES I          ALL CAP--         GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Number of shares.......           --                 7                20               1,579

Identified cost........          $--              $216              $970            $ 30,581







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Number of shares.......            3               8,085             3,123               72

Identified cost........          $31            $209,377           $74,182           $2,894








                                                AIM V.I.            ALGER             ALGER
                                              INTERNATIONAL       AMERICAN          AMERICAN
                             MAINSTAY VP      GROWTH FUND--       LEVERAGED         SMALLCAP
                               VALUE--          SERIES I          ALL CAP--         GROWTH--
                            INITIAL CLASS        SHARES        CLASS O SHARES    CLASS O SHARES
                           --------------------------------------------------------------------


Purchases..............        $14,306            $216              $590            $  1,279

Proceeds from sales....         81,872              --                45               2,265







                             DWS DREMAN        FIDELITY(R)       FIDELITY(R)
                            SMALL MID CAP          VIP               VIP           FIDELITY(R)
                                VALUE            CONTRA-           EQUITY-             VIP
                                VIP--           FUND(R)--         INCOME--          GROWTH--
                           CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                           --------------------------------------------------------------------


Purchases..............          $31             $12,654           $3,000             $933

Proceeds from sales....           --               5,982            2,917               11



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


              6                 10                 312               138             2,502             1,077                42

            $94               $100              $3,272            $1,061            $4,580            $9,667            $1,597





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


              27                72                 146               217              4,540              22               3,418

          $4,260              $907              $4,591            $4,632           $108,751            $740            $103,500







       ALLIANCEBERN-
           STEIN            AMERICAN           AMERICAN
        VPS SMALL/         CENTURY VP         CENTURY VP         AMERICAN         CVS CALVERT       DREYFUS IP        DREYFUS VIF
       MID CAP VALUE        INFLATION          INTERNA-         CENTURY VP          SOCIAL          TECHNOLOGY        DEVELOPING
        PORTFOLIO--       PROTECTION--         TIONAL--           VALUE--          BALANCED          GROWTH--          LEADERS--
      CLASS A SHARES        CLASS II           CLASS II          CLASS II          PORTFOLIO      INITIAL SHARES    INITIAL SHARES
      ----------------------------------------------------------------------------------------------------------------------------


            $95                $32              $1,967             $178              $333              $819              $194

              1                  5               1,170               22               363               534                 5





                                                                                                    JANUS ASPEN       JANUS ASPEN
                           FIDELITY(R)                                            JANUS ASPEN         SERIES            SERIES
        FIDELITY(R)            VIP            FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
            VIP            INVESTMENT             VIP               VIP           BALANCED--         GROWTH--          GROWTH--
        INDEX 500--       GRADE BOND--         MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS        SHARES            SHARES            SHARES
      ----------------------------------------------------------------------------------------------------------------------------


          $1,636              $168              $1,516            $1,072            $13,610            $394             $2,633

              55                44                  90                22              5,718              16              4,842

--------------------------------------------------------------------------------






                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           9                 84                6                 58

Identified cost........        $192             $1,259             $111             $1,787






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Number of shares.......         3,215             100                55               1,164

Identified cost........       $70,822            $496              $584             $39,323








                              MFS(R)            MFS(R)
                             INVESTORS            NEW             MFS(R)            MFS(R)
                               TRUST           DISCOVERY         RESEARCH          UTILITIES
                             SERIES--          SERIES--          SERIES--          SERIES--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $15              $732               $ 3             $1,443

Proceeds from sales....           3                 5                --              1,154






                              T. ROWE           T. ROWE
                               PRICE             PRICE            VAN ECK
                              EQUITY         LIMITED-TERM        WORLDWIDE          VAN ECK
                              INCOME             BOND            ABSOLUTE          WORLDWIDE
                             PORTFOLIO         PORTFOLIO          RETURN          HARD ASSETS
                          --------------------------------------------------------------------


Purchases..............       $7,485             $230              $116             $14,702

Proceeds from sales....        3,349               10                 6               3,402



Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


              8                10                 3                10                67                642               546

           $195              $128               $32              $139              $723             $9,053            $5,804






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


             73               3,463               80

           $630             $50,979           $2,066








         NEUBERGER           PIMCO             PIMCO                                                 ROYCE             ROYCE
        BERMAN AMT          GLOBAL              LOW              PIMCO             PIMCO           MICRO-CAP         SMALL-CAP
      MID-CAP GROWTH        BOND--          DURATION--       REAL RETURN--    TOTAL RETURN--      PORTFOLIO--       PORTFOLIO--
        PORTFOLIO--     ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT        INVESTMENT
          CLASS I        CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES          CLASS             CLASS
      --------------------------------------------------------------------------------------------------------------------------


            $60               $59               $33               $43              $298             $1,511            $1,070

             14                 3                --                 2                 8                475               227






        VAN KAMPEN        VAN KAMPEN
       UIF EMERGING      UIF EMERGING       VAN KAMPEN
          MARKETS           MARKETS          UIF U.S.
          DEBT--           EQUITY--        REAL ESTATE--
          CLASS I           CLASS I           CLASS I
      --------------------------------------------------


           $319             $4,823             $937

              7              5,155               28

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

     - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

     - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

       For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

       For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

       For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

       For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For VUL Accumulator and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-
       10. Once the target premium is reached, 1.75% of any premium payment is deducted. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.75% of any premium payment is deducted in policy years 6-10 and 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

       For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

     - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, and Pinnacle SVUL:


                                           MONTHLY                  MONTHLY
                                       CONTRACT CHARGE          CONTRACT CHARGE
POLICY                                  POLICY YEAR 1       SUBSEQUENT POLICY YEARS
------                                 ---------------    ---------------------------
VUL.................................          N/A         $                         7
SVUL................................         $ 60                                  10
VUL 2000............................           30                                  10
VUL Provider........................           30                                  10
VUL Accumulator.....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
SVUL Accumulator....................           35                   15 in years 2-10;
                                                           10 in years 11 and beyond.
Pinnacle VUL*.......................          100                                  25
Pinnacle SVUL*......................          100                                  25



       -------

       * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

     - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

    For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

    For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

    For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

     - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

     - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

    For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

    For VUL Accumulator, this charge is based on the insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.

    For SVUL Accumulator, this charge is based on both insured's age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 31 and beyond.

    For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.


----------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

--------------------------------------------------------------------------------

     - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for state taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

     - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
       2)**, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL and VUL Provider policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by .30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by .55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.

    For VUL Accumulator and SVUL Accumulator policies, the mortality and expense risk charge currently ranges from 0.55% to 0.15% (it declines based on the cash value in the Separate Account and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator and SVUL Accumulator policies will never exceed an annual rate of 0.75%.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

     The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

     For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider, VUL Accumulator and SVUL Accumulator this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000, VUL Provider, VUL Accumulator and SVUL Accumulator the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

     Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the

----------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

 *** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

**** Includes a .10% administrative service charge.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------


sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

     For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

     For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

The changes in units outstanding for the six months ended June 30, 2008 and the year ended December 31, 2007 were as follows:





                                                                         MAINSTAY VP
                             MAINSTAY VP           MAINSTAY VP             CAPITAL
                             BALANCED--              BOND--            APPRECIATION--
                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                         ------------------    ------------------    ------------------
                           2008       2007       2008       2007       2008       2007
                         --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........     20          38        60         72         437         904
Units redeemed.........    (17)       (529)      (48)       (88)       (698)     (1,549)
                           ---        ----       ---        ---        ----      ------
  Net increase
     (decrease)........      3        (491)       12        (16)       (261)       (645)
                           ===        ====       ===        ===        ====      ======

GROUP 2 POLICIES
Units issued...........     16          38        55         75         435         923
Units redeemed.........     (9)        (15)      (46)       (84)       (643)     (1,336)
                           ---        ----       ---        ---        ----      ------
  Net increase
     (decrease)........      7          23         9         (9)       (208)       (413)
                           ===        ====       ===        ===        ====      ======

GROUP 3 POLICIES
Units issued...........     --          --         1         42           2          19
Units redeemed.........     --          --        (1)        (2)        (10)         (1)
                           ---        ----       ---        ---        ----      ------
  Net increase
     (decrease)........     --          --        --         40          (8)         18
                           ===        ====       ===        ===        ====      ======

GROUP 4 POLICIES
Units issued...........     46         166        81         98          72         155
Units redeemed.........    (33)        (34)      (25)       (70)        (61)       (103)
                           ---        ----       ---        ---        ----      ------
  Net increase
     (decrease)........     13         132        56         28          11          52
                           ===        ====       ===        ===        ====      ======




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                      MAINSTAY VP
                                MAINSTAY VP          CONSERVATIVE           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP         COMMON STOCK--         ALLOCATION--          CONVERTIBLE--        FLOATING RATE--
        CASH MANAGEMENT        INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


        1,883      3,630        95        193        44         48         40          61         7           42
       (2,148)    (2,099)     (174)      (309)      (10)       (30)       (30)        (70)      (21)      (2,306)
       ------     ------      ----       ----       ---        ---        ---        ----       ---       ------
         (265)     1,531       (79)      (116)       34         18         10          (9)      (14)      (2,264)
       ======     ======      ====       ====       ===        ===        ===        ====       ===       ======


        3,465      2,104       154        327        46         15         72         138        31           34
       (1,585)    (1,536)     (240)      (447)       (5)        (2)       (83)       (181)      (11)         (23)
       ------     ------      ----       ----       ---        ---        ---        ----       ---       ------
        1,880        568       (86)      (120)       41         13        (11)        (43)       20           11
       ======     ======      ====       ====       ===        ===        ===        ====       ===       ======


       15,779      9,361        12         17        --         --          6           8         6           37
       (4,980)    (1,820)       (2)        (7)       --         --         (2)         (2)       (1)          (2)
       ------     ------      ----       ----       ---        ---        ---        ----       ---       ------
       10,799      7,541        10         10        --         --          4           6         5           35
       ======     ======      ====       ====       ===        ===        ===        ====       ===       ======


        1,815      4,460        64        120        50         63         66         120        47          146
         (692)    (1,254)      (43)       (49)       (4)        (6)       (35)        (58)      (29)         (88)
       ------     ------      ----       ----       ---        ---        ---        ----       ---       ------
        1,123      3,206        21         71        46         57         31          62        18           58
       ======     ======      ====       ====       ===        ===        ===        ====       ===       ======


--------------------------------------------------------------------------------








                                                    MAINSTAY VP           MAINSTAY VP
                              MAINSTAY VP             GROWTH              HIGH YIELD
                             GOVERNMENT--          ALLOCATION--        CORPORATE BOND--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........      56         48        177        341          77        168
Units redeemed.........     (30)       (80)       (32)       (69)       (195)      (300)
                            ---        ---        ---        ---        ----       ----
  Net increase
     (decrease)........      26        (32)       145        272        (118)      (132)
                            ===        ===        ===        ===        ====       ====

GROUP 2 POLICIES
Units issued...........      47         49         70        177          72        160
Units redeemed.........     (29)       (70)       (12)       (45)       (159)      (203)
                            ---        ---        ---        ---        ----       ----
  Net increase
     (decrease)........      18        (21)        58        132         (87)       (43)
                            ===        ===        ===        ===        ====       ====

GROUP 3 POLICIES
Units issued...........       1          2         --         --          25         44
Units redeemed.........      (1)        (1)        --         --          (3)        (4)
                            ---        ---        ---        ---        ----       ----
  Net increase
     (decrease)........      --          1         --         --          22         40
                            ===        ===        ===        ===        ====       ====

GROUP 4 POLICIES
Units issued...........     104         68        262        406         157        416
Units redeemed.........     (20)       (55)       (54)       (67)       (117)      (203)
                            ---        ---        ---        ---        ----       ----
  Net increase
     (decrease)........      84         13        208        339          40        213
                            ===        ===        ===        ===        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT           MAINSTAY VP          INTERNATIONAL           LARGE CAP              MID CAP
           EQUITY--          INCOME & GROWTH--         EQUITY--              GROWTH--               CORE--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


       3,541       316         --          10        43         151       122         209        31         89
         (87)      (28)        --        (262)      (96)       (119)      (31)        (66)      (72)       (89)
       -----       ---         --        ----       ---        ----       ---        ----       ---        ---
       3,454       288         --        (252)      (53)         32        91         143       (41)        --
       =====       ===         ==        ====       ===        ====       ===        ====       ===        ===


       1,531       471         --          33        58         191        80         180        31         79
         (83)      (75)        --        (444)      (72)       (103)      (86)       (174)      (42)       (54)
       -----       ---         --        ----       ---        ----       ---        ----       ---        ---
       1,448       396         --        (411)      (14)         88        (6)          6       (11)        25
       =====       ===         ==        ====       ===        ====       ===        ====       ===        ===


          67        18         --           1        --          --        11          17        --         --
          (2)       (2)        --          (8)       --          --        (8)         (2)       --         --
       -----       ---         --        ----       ---        ----       ---        ----       ---        ---
          65        16         --          (7)       --          --         3          15        --         --
       =====       ===         ==        ====       ===        ====       ===        ====       ===        ===


         780       353         --          36       167         332       101         162       109        233
         (44)      (34)        --        (184)      (90)        (94)      (27)        (38)      (64)       (74)
       -----       ---         --        ----       ---        ----       ---        ----       ---        ---
         736       319         --        (148)       77         238        74         124        45        159
       =====       ===         ==        ====       ===        ====       ===        ====       ===        ===


--------------------------------------------------------------------------------








                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                MID CAP               MID CAP              MODERATE
                               GROWTH--               VALUE--            ALLOCATION--
                             INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

GROUP 1 POLICIES
Units issued...........       38         77         43         85       122        273
Units redeemed.........      (70)      (129)      (101)      (130)      (16)       (56)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (32)       (52)       (58)       (45)      106        217
                            ====       ====       ====       ====       ===        ===

GROUP 2 POLICIES
Units issued...........       47         99         50        104        56        111
Units redeemed.........      (66)      (111)       (77)      (139)      (10)       (23)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........      (19)       (12)       (27)       (35)       46         88
                            ====       ====       ====       ====       ===        ===

GROUP 3 POLICIES
Units issued...........       --         --         --         --        --         --
Units redeemed.........       --         --         --         --        --         --
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       --         --         --         --        --         --
                            ====       ====       ====       ====       ===        ===

GROUP 4 POLICIES
Units issued...........      140        273        125        242       123        219
Units redeemed.........     (103)      (127)       (94)      (150)      (24)       (25)
                            ----       ----       ----       ----       ---        ---
  Net increase
     (decrease)........       37        146         31         92        99        194
                            ====       ====       ====       ====       ===        ===




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
        MODERATE GROWTH         S&P 500            SMALL CAP          MAINSTAY VP         MAINSTAY VP
         ALLOCATION--           INDEX--            GROWTH--         TOTAL RETURN--          VALUE--
         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


        223        379       209         429     23          50       92        195        73       172
        (62)       (83)     (323)       (675)   (37)       (132)    (145)      (320)   (1,859)     (262)
        ---        ---     -----      ------    ---        ----     ----       ----    ------      ----
        161        296      (114)       (246)   (14)        (82)     (53)      (125)   (1,786)      (90)
        ===        ===     =====      ======    ===        ====     ====       ====    ======      ====


         90        249       394         820     41          80       79        168        59       158
        (24)       (29)     (545)     (1,005)   (52)       (112)    (121)      (237)   (1,379)     (198)
        ---        ---     -----      ------    ---        ----     ----       ----    ------      ----
         66        220      (151)       (185)   (11)        (32)     (42)       (69)   (1,320)      (40)
        ===        ===     =====      ======    ===        ====     ====       ====    ======      ====


         --         --     1,039          68     --          --       --          6         2        10
         --         --        (8)         (9)    --          --       --         (2)      (50)       (3)
        ---        ---     -----      ------    ---        ----     ----       ----    ------      ----
         --         --     1,031          59     --          --       --          4       (48)        7
        ===        ===     =====      ======    ===        ====     ====       ====    ======      ====


        254        402       314         650     97         183       35         69        67       166
        (49)       (65)     (188)       (373)   (73)       (137)     (17)       (45)     (702)      (77)
        ---        ---     -----      ------    ---        ----     ----       ----    ------      ----
        205        337       126         277     24          46       18         24      (635)       89
        ===        ===     =====      ======    ===        ====     ====       ====    ======      ====


--------------------------------------------------------------------------------







                                                                                  ALGER
                               AIM V.I.             ALGER AMERICAN              AMERICAN
                             INTERNATIONAL             LEVERAGED                SMALLCAP
                             GROWTH FUND--             ALL CAP--                GROWTH--
                            SERIES I SHARES         CLASS O SHARES           CLASS O SHARES
                         --------------------    --------------------    ----------------------
                          2008(B)      2007        2008        2007        2008         2007
                         ----------------------------------------------------------------------
                                                                                              m
GROUP 1 POLICIES
Units issued...........      6          --          --          --           56             117
Units redeemed.........     --          --          --          --         (106)           (255)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........      6          --          --          --          (50)           (138)
                            ==          ==          ==          ==         ====            ====

GROUP 2 POLICIES
Units issued...........     11          --          --          --           76             160
Units redeemed.........     --          --          --          --         (151)           (242)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     11          --          --          --          (75)            (82)
                            ==          ==          ==          ==         ====            ====

GROUP 3 POLICIES
Units issued...........     --          --          26          13            1               8
Units redeemed.........     --          --          (1)         (2)          (2)            (44)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........     --          --          25          11           (1)            (36)
                            ==          ==          ==          ==         ====            ====

GROUP 4 POLICIES
Units issued...........      5          --          --          --           45             103
Units redeemed.........     --          --          --          --          (36)            (43)
                            --          --          --          --         ----            ----
  Net increase
     (decrease)........      5          --          --          --            9              60
                            ==          ==          ==          ==         ====            ====




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through June 30, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







        ALLIANCEBERNSTEIN           AMERICAN
           VPS SMALL/              CENTURY VP               AMERICAN                AMERICAN               CVS CALVERT
          MID CAP VALUE             INFLATION              CENTURY VP              CENTURY VP                SOCIAL
           PORTFOLIO--            PROTECTION--           INTERNATIONAL--             VALUE--                BALANCED
         CLASS A SHARES             CLASS II                CLASS II                CLASS II                PORTFOLIO
      --------------------    --------------------    --------------------    --------------------    --------------------
       2008(B)      2007        2008        2007        2008        2007        2008        2007        2008        2007
      --------------------------------------------------------------------------------------------------------------------


           2          --          --          --         --          --          --           --           8          10
          --          --          --          --         --          --          --           --          (7)        (16)
          --          --          --          --         --          --          --          ---         ---         ---
           2          --          --          --         --          --          --           --           1          (6)
          ==          ==          ==          ==         ==          ==          ==          ===         ===         ===


           5          --          --          --         --          --          --           --          10          20
          --          --          --          --         --          --          --           --         (18)        (26)
          --          --          --          --         --          --          --          ---         ---         ---
           5          --          --          --         --          --          --           --          (8)         (6)
          ==          ==          ==          ==         ==          ==          ==          ===         ===         ===


          --          --           2           5         30          38           4           11          --          --
          --          --          --          (2)        (2)         (6)         (1)         (43)         --          --
          --          --          --          --         --          --          --          ---         ---         ---
          --          --           2           3         28          32           3          (32)         --          --
          ==          ==          ==          ==         ==          ==          ==          ===         ===         ===


           3          --          --          --         --          --          --           --          10          17
          --          --          --          --         --          --          --           --          (5)        (23)
          --          --          --          --         --          --          --          ---         ---         ---
           3          --          --          --         --          --          --           --           5          (6)
          ==          ==          ==          ==         ==          ==          ==          ===         ===         ===


--------------------------------------------------------------------------------








                                                                       DWS DREMAN
                           DREYFUS IP            DREYFUS VIF          SMALL MID CAP
                           TECHNOLOGY            DEVELOPING               VALUE
                            GROWTH--              LEADERS--               VIP--
                         INITIAL SHARES        INITIAL SHARES        CLASS A SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007     2008(B)      2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      23         60         --         --         --         --
Units redeemed......     (26)       (48)        --         --         --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      (3)        12         --         --         --         --
                         ===        ===         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      22         41         --         --         --         --
Units redeemed......     (20)       (45)        --         --         --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....       2         (4)        --         --         --         --
                         ===        ===         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........       6          6         10         33         --         --
Units redeemed......      (1)        (1)        (1)        (5)        --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....       5          5          9         28         --         --
                         ===        ===         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      48         86         --         --          3         --
Units redeemed......     (29)       (48)        --         --         --         --
                         ---        ---         --         --         --         --
  Net increase
     (decrease).....      19         38         --         --          3         --
                         ===        ===         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(b) For Group 1, 2 and 4 Policies, represents the period May 9, 2008 (Commencement of Investments) through June 30, 2008.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








          FIDELITY(R)           FIDELITY(R)                                 FIDELITY(R)         FIDELITY(R) VIP
              VIP                   VIP               FIDELITY(R)               VIP               INVESTMENT
        CONTRAFUND(R)--       EQUITY-INCOME--        VIP GROWTH--           INDEX 500--          GRADE BOND--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         125        268         68        128         --         --        --         --         --         --
        (192)      (389)       (99)      (183)        --         --        --         --         --         --
        ----       ----       ----       ----         --         --       ---         --         --         --
         (67)      (121)       (31)       (55)        --         --        --         --         --         --
        ====       ====       ====       ====         ==         ==       ===         ==         ==         ==


         179        391         72        151         --         --        --         --         --         --
        (252)      (465)      (116)      (189)        --         --        --         --         --         --
        ----       ----       ----       ----         --         --       ---         --         --         --
         (73)       (74)       (44)       (38)        --         --        --         --         --         --
        ====       ====       ====       ====         ==         ==       ===         ==         ==         ==


         137        102         47         89         77         63       123         70          8         32
          (6)       (50)        (5)        (4)        (2)        (2)       (3)        (4)        (1)        (3)
        ----       ----       ----       ----         --         --       ---         --         --         --
         131         52         42         85         75         61       120         66          7         29
        ====       ====       ====       ====         ==         ==       ===         ==         ==         ==


         286        572        150        286         --         --        --         --         --         --
        (130)      (202)       (88)      (104)        --         --        --         --         --         --
        ----       ----       ----       ----         --         --       ---         --         --         --
         156        370         62        182         --         --        --         --         --         --
        ====       ====       ====       ====         ==         ==       ===         ==         ==         ==


--------------------------------------------------------------------------------







                                                                           JANUS ASPEN
                                                     FIDELITY(R)             SERIES
                               FIDELITY(R)               VIP               BALANCED--
                              VIP MID CAP--          OVERSEAS--           INSTITUTIONAL
                              INITIAL CLASS         INITIAL CLASS            SHARES
                           ------------------    ------------------    ------------------
                             2008       2007       2008       2007       2008       2007
                           --------------------------------------------------------------

GROUP 1 POLICIES
Units issued............      --         --         --         --          70        162
Units redeemed..........      --         --         --         --        (104)      (310)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --         (34)      (148)
                              ==        ===         ==         ==        ====       ====

GROUP 2 POLICIES
Units issued............      --         --         --         --         214        507
Units redeemed..........      --         --         --         --        (347)      (677)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --        (133)      (170)
                              ==        ===         ==         ==        ====       ====

GROUP 3 POLICIES
Units issued............      44         28         34         80          35         16
Units redeemed..........      (3)       (41)        (2)        (3)         (2)        (9)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      41        (13)        32         77          33          7
                              ==        ===         ==         ==        ====       ====

GROUP 4 POLICIES
Units issued............      --         --         --         --         112        245
Units redeemed..........      --         --         --         --         (68)      (146)
                              --        ---         --         --        ----       ----
  Net increase
     (decrease).........      --         --         --         --          44         99
                              ==        ===         ==         ==        ====       ====




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN         JANUS ASPEN
            SERIES              SERIES
            MID CAP            WORLDWIDE            MFS(R)              MFS(R)              MFS(R)
           GROWTH--            GROWTH--            INVESTORS         NEW DISCOVERY         RESEARCH
         INSTITUTIONAL       INSTITUTIONAL      TRUST SERIES--         SERIES--            SERIES--
            SHARES              SHARES           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
      ------------------  ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007     2008       2007
      --------------------------------------------------------------------------------------------------


         --         --       134        274      --         --       --         --       --         --
         --         --      (220)      (401)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --       (86)      (127)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --       279        582      --         --       --         --       --         --
         --         --      (437)      (773)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --      (158)      (191)     --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         19          8        37         21      --          9       46         30       --          9
         (1)        (1)       (2)        (4)     --         --       (1)        --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         18          7        35         17      --          9       45         30       --          9
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


         --         --        78        135      --         --       --         --       --         --
         --         --       (47)       (67)     --         --       --         --       --         --
         --         --      ----       ----      --         --       --         --       --         --
         --         --        31         68      --         --       --         --       --         --
         ==         ==      ====       ====      ==         ==       ==         ==       ==         ==


--------------------------------------------------------------------------------






                                                  NEUBERGER
                                                 BERMAN AMT
                             MFS(R)                MID-CAP                PIMCO
                            UTILITIES              GROWTH             GLOBAL BOND--
                            SERIES--             PORTFOLIO--         ADMINISTRATIVE
                          INITIAL CLASS            CLASS I            CLASS SHARES
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........      24         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....      24         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........      19         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....      19         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      14         42          4          4          4          5
Units redeemed......     (32)        (1)        (1)        --         --         (1)
                         ---         --         --         --         --         --
  Net increase
     (decrease).....     (18)        41          3          4          4          4
                         ===         ==         ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      23         --         --         --         --         --
Units redeemed......      --         --         --         --         --         --
                         ---         --         --         --         --         --
  Net increase
     (decrease).....      23         --         --         --         --         --
                         ===         ==         ==         ==         ==         ==




Not all investment divisions are available under all policies.

(a) For Group 3 Policies, represents the period October 16, 2007 (Commencement of Investments) through December 31, 2007.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








             PIMCO                 PIMCO                 PIMCO
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--        ROYCE MICRO-CAP       ROYCE SMALL-CAP
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE          PORTFOLIO--           PORTFOLIO--
         CLASS SHARES          CLASS SHARES          CLASS SHARES        INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008     2007(A)      2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         --         --         --         --         --         --         16         78         30         67
         --         --         --         --         --         --        (12)       (16)        (8)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --          4         62         22         58
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --         29         67         18         59
         --         --         --         --         --         --         (9)       (21)        (5)        (9)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         20         46         13         50
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


          3         --          4          9         25         36         --         --         --         --
         --         --         --         (1)        (1)        --         --         --         --         --
         --         --         --         --         --         --        ---        ---        ---        ---
          3         --          4          8         24         36         --         --         --         --
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


         --         --         --         --         --         --         84        130         54         97
         --         --         --         --         --         --        (21)       (27)       (15)       (17)
         --         --         --         --         --         --        ---        ---        ---        ---
         --         --         --         --         --         --         63        103         39         80
         ==         ==         ==         ==         ==         ==        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                T. ROWE PRICE            VAN ECK
                          T. ROWE PRICE         LIMITED-TERM            WORLDWIDE
                          EQUITY INCOME             BOND                ABSOLUTE
                            PORTFOLIO             PORTFOLIO              RETURN
                       ------------------    ------------------    ------------------
                         2008       2007       2008       2007       2008       2007
                       --------------------------------------------------------------

GROUP 1 POLICIES
Units issued........       50        175        --         --         --         --
Units redeemed......      (93)      (109)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      (43)        66        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 2 POLICIES
Units issued........       83        206        --         --         --         --
Units redeemed......     (149)      (193)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      (66)        13        --         --         --         --
                         ====       ====        ==         ==         ==         ==

GROUP 3 POLICIES
Units issued........      175         66        19          7          9         28
Units redeemed......       (7)        (9)       (1)        (3)        --         (1)
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....      168         57        18          4          9         27
                         ====       ====        ==         ==         ==         ==

GROUP 4 POLICIES
Units issued........      195        397        --         --         --         --
Units redeemed......     (135)      (149)       --         --         --         --
                         ----       ----        --         --         --         --
  Net increase
     (decrease).....       60        248        --         --         --         --
                         ====       ====        ==         ==         ==         ==




Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                              VAN KAMPEN          VAN KAMPEN          VAN KAMPEN
                             UIF EMERGING        UIF EMERGING          UIF U.S.
            VAN ECK             MARKETS             MARKETS              REAL
           WORLDWIDE            DEBT--             EQUITY--            ESTATE--
          HARD ASSETS           CLASS I             CLASS I             CLASS I
      ------------------  ------------------  ------------------  ------------------
        2008       2007     2008       2007     2008       2007     2008       2007
      ------------------------------------------------------------------------------


        124        278       --         --       31          89       5         --
        (35)       (48)      --         --      (75)       (117)     --         --
        ---        ---       --         --      ---        ----      --         --
         89        230       --         --      (44)        (28)      5         --
        ===        ===       ==         ==      ===        ====      ==         ==


         93        206       --         --       31         103       7         --
        (18)       (33)      --         --      (59)        (91)     --         --
        ---        ---       --         --      ---        ----      --         --
         75        173       --         --      (28)         12       7         --
        ===        ===       ==         ==      ===        ====      ==         ==


         15          9       20         15        7          10       9         28
         (1)        (2)      (1)        (1)      (2)         (1)     (1)        (1)
        ---        ---       --         --      ---        ----      --         --
         14          7       19         14        5           9       8         27
        ===        ===       ==         ==      ===        ====      ==         ==


        128        391       --         --       95         152      65         --
        (47)       (56)      --         --      (37)        (53)     --         --
        ---        ---       --         --      ---        ----      --         --
         81        335       --         --       58          99      65         --
        ===        ===       ==         ==      ===        ====      ==         ==


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2008 and December 31, 2007, 2006, 2005, 2004 and 2003:




                                                   MAINSTAY VP
                                                   BALANCED--
                                                  INITIAL CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $3,291    $3,477    $9,094    $7,562
Units Outstanding..................      297       294       785       718
Variable Accumulation Unit Value...   $11.06    $11.82    $11.58    $10.53
Total Return.......................    (6.4%)     2.1%      9.9%      5.3%
Investment Income Ratio............       --      1.9%      2.1%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,880    $1,922    $1,618    $1,092
Units Outstanding..................      169       162       139       103
Variable Accumulation Unit Value...   $11.14    $11.89    $11.62    $10.55
Total Return.......................    (6.3%)     2.3%     10.1%      5.5%
Investment Income Ratio............       --      2.4%      2.1%      2.4%

GROUP 3 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --
Investment Income Ratio............       --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $4,398    $4,525    $2,846    $1,040
Units Outstanding..................      388       375       243        97
Variable Accumulation Unit Value...   $11.31    $12.05    $11.72    $10.58
Total Return.......................    (6.1%)     2.8%     10.7%      5.8%
Investment Income Ratio............       --      2.6%      2.6%      2.4%

                                                            MAINSTAY VP
                                                        BOND--INITIAL CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $13,358   $13,105   $12,712   $13,134  $13,637  $14,432
Units Outstanding..................       635       623       639       686      722      790
Variable Accumulation Unit Value...   $ 21.05   $ 21.03   $ 19.89   $ 19.15  $ 18.88  $ 18.26
Total Return.......................      0.1%      5.8%      3.8%      1.5%     3.4%     3.8%
Investment Income Ratio............        --      3.7%      1.2%      3.2%     3.4%     4.1%

GROUP 2 POLICIES(b)
Net Assets.........................   $10,890   $10,731   $10,257   $10,207  $ 9,680  $ 8,491
Units Outstanding..................       695       686       695       718      694      630
Variable Accumulation Unit Value...   $ 15.68   $ 15.65   $ 14.76   $ 14.19  $ 13.96  $ 13.48
Total Return.......................      0.2%      6.0%      4.0%      1.7%     3.6%     4.0%
Investment Income Ratio............        --      3.6%      1.2%      3.3%     3.8%     4.3%

GROUP 3 POLICIES
Net Assets.........................   $ 1,180   $ 1,170   $   589   $   379  $   528  $   292
Units Outstanding..................        86        86        46        31       44       25
Variable Accumulation Unit Value...   $ 13.66   $ 13.60   $ 12.77   $ 12.21  $ 11.95  $ 11.48
Total Return.......................      0.4%      6.5%      4.6%      2.2%     4.1%     4.5%
Investment Income Ratio............        --      4.4%      1.7%      3.1%     4.4%     5.2%

GROUP 4 POLICIES
Net Assets.........................   $ 6,099   $ 5,345   $ 4,651   $ 3,851  $ 2,747  $ 1,614
Units Outstanding..................       458       402       374       323      236      144
Variable Accumulation Unit Value...   $ 13.32   $ 13.27   $ 12.45   $ 11.91  $ 11.66  $ 11.20
Total Return.......................      0.4%      6.5%      4.5%      2.2%     4.1%     4.5%
Investment Income Ratio............        --      3.7%      1.3%      3.6%     4.4%     5.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                              MAINSTAY VP                                                MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                                  CASH MANAGEMENT
      ----------------------------------------------------------  --------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004     2003
      --------------------------------------------------------------------------------------------------------------------


      $146,290  $168,430  $164,993  $171,702  $174,254  $171,100   $14,789   $15,062   $12,191   $13,394  $15,071  $16,841
         6,634     6,895     7,540     8,138     8,889     9,027     9,454     9,719     8,188     9,325   10,726   12,004
      $  22.06  $  24.43  $  21.89  $  21.11  $  19.60  $  18.95   $  1.57   $  1.55   $  1.49   $  1.44  $  1.41  $  1.40
         (9.7%)    11.6%      3.7%      7.7%      3.4%     26.1%      1.1%      4.1%      3.9%      2.2%     0.1%       --
            --      0.1%      0.4%        --      0.3%      0.2%      2.8%      4.7%      4.5%      2.8%     0.8%     0.7%


      $ 52,941  $ 60,491  $ 57,500  $ 57,246  $ 53,193  $ 46,871   $14,362   $11,840   $10,665   $10,937  $11,507  $13,640
         6,301     6,509     6,922     7,159     7,176     6,553    11,429     9,549     8,981     9,578   10,323   12,279
      $   8.40  $   9.29  $   8.31  $   8.00  $   7.41  $   7.15   $  1.25   $  1.24   $  1.19   $  1.14  $  1.11  $  1.11
         (9.6%)    11.8%      3.9%      7.9%      3.6%     26.4%      1.2%      4.3%      4.1%      2.4%     0.3%     0.2%
            --      0.1%      0.4%        --      0.3%      0.2%      2.8%      4.7%      4.5%      2.9%     0.8%     0.7%


      $    336  $    462  $    226  $    287  $    249  $    171   $26,743   $13,676   $ 4,592   $ 3,214  $ 2,255  $ 1,680
            31        39        21        28        26        19    22,437    11,638     4,097     2,999    2,166    1,627
      $  10.87  $  11.99  $  10.67  $  10.21  $   9.42  $   9.05   $  1.19   $  1.18   $  1.12   $  1.07  $  1.04  $  1.03
         (9.4%)    12.4%      4.4%      8.4%      4.2%     27.0%      1.4%      4.8%      4.6%      3.0%     0.8%     0.7%
            --      0.4%      0.4%        --      0.3%      0.3%      2.6%      4.5%      4.4%      2.9%     0.8%     0.7%


      $  7,378  $  8,000  $  6,488  $  5,305  $  3,823  $  1,868   $11,405   $ 9,963   $ 5,943   $ 6,478  $ 4,412  $ 2,431
           605       594       542       463       362       184     9,726     8,603     5,397     6,170    4,317    2,399
      $  12.19  $  13.45  $  11.97  $  11.46  $  10.57  $  10.15   $  1.17   $  1.15   $  1.10   $  1.05  $  1.02  $  1.01
         (9.4%)    12.4%      4.4%      8.4%      4.2%     27.0%      1.4%      4.8%      4.6%      3.0%     0.8%     0.7%
            --      0.1%      0.4%        --      0.3%      0.3%      2.8%      4.6%      4.5%      3.0%     0.9%     0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                                       MAINSTAY VP
                                                                                                       CONSERVATIVE
                                                             MAINSTAY VP                               ALLOCATION--
                                                     COMMON STOCK--INITIAL CLASS                      INITIAL CLASS
                                     ----------------------------------------------------------  -----------------------
                                       2008      2007      2006      2005      2004      2003      2008    2007    2006
                                     -----------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $60,183   $70,276   $71,216   $65,300   $65,117   $60,036   $1,578  $1,264  $  990
Units Outstanding..................     1,938     2,017     2,133     2,264     2,413     2,450      144     110      92
Variable Accumulation Unit Value...   $ 31.06   $ 34.85   $ 33.38   $ 28.86   $ 26.99   $ 24.50   $10.97  $11.48  $10.75
Total Return.......................    (10.9%)     4.4%     15.7%      6.9%     10.1%     25.5%    (4.4%)   6.7%    7.5%
Investment Income Ratio............        --      1.2%      0.6%      1.0%      1.4%      1.1%       --    2.8%    1.9%

GROUP 2 POLICIES(b)
Net Assets.........................   $32,337   $37,367   $37,206   $32,781   $30,884   $25,743   $  837  $  416  $  243
Units Outstanding..................     2,743     2,829     2,949     3,010     3,038     2,794       77      36      23
Variable Accumulation Unit Value...   $ 11.78   $ 13.21   $ 12.62   $ 10.89   $ 10.16   $  9.21   $10.90  $11.40  $10.65
Total Return.......................    (10.8%)     4.6%     15.9%      7.1%     10.3%     25.7%    (4.3%)   7.0%    6.5%
Investment Income Ratio............        --      1.2%      0.6%      1.0%      1.5%      1.2%       --    3.2%    2.9%

GROUP 3 POLICIES
Net Assets.........................   $   911   $   880   $   712   $   437   $   342   $   181   $   --  $   --  $   --
Units Outstanding..................        75        65        55        40        33        20       --      --      --
Variable Accumulation Unit Value...   $ 12.09   $ 13.51   $ 12.85   $ 11.03   $ 10.25   $  9.24   $   --  $   --  $   --
Total Return.......................    (10.6%)     5.1%     16.5%      7.7%     10.9%     26.4%       --      --      --
Investment Income Ratio............        --      1.3%      0.7%      1.1%      1.8%      1.5%       --      --      --

GROUP 4 POLICIES
Net Assets.........................   $ 7,235   $ 7,761   $ 6,331   $ 4,474   $ 3,337   $ 1,665   $1,394  $  961  $  245
Units Outstanding..................       523       502       431       355       285       158      126      80      23
Variable Accumulation Unit Value...   $ 13.83   $ 15.46   $ 14.70   $ 12.62   $ 11.72   $ 10.57   $11.04  $11.51  $10.71
Total Return.......................    (10.6%)     5.1%     16.5%      7.7%     10.9%     26.4%    (4.1%)   7.5%    7.1%
Investment Income Ratio............        --      1.3%      0.6%      1.1%      1.8%      1.5%       --    4.1%    2.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                                                                                MAINSTAY VP
                              MAINSTAY VP                                     FLOATING RATE--
                      CONVERTIBLE--INITIAL CLASS                               INITIAL CLASS
      ----------------------------------------------------------  --------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005
      --------------------------------------------------------------------------------------------------


       $11,973   $12,342   $11,002   $10,737   $11,056   $ 9,403   $2,200    $2,345    $26,514   $24,081
           513       503       512       548       597       535      202       216      2,480     2,370
       $ 23.35   $ 24.52   $ 21.50   $ 19.60   $ 18.52   $ 17.58   $10.89    $10.89    $ 10.69   $ 10.16
         (4.8%)    14.1%      9.6%      5.9%      5.4%     21.4%    (0.1%)     1.8%       5.2%      1.6%
            --      2.3%      2.3%      1.5%      2.1%      2.5%     5.5%      6.6%       6.3%      4.7%


       $19,988   $21,168   $19,175   $17,963   $16,830   $14,680   $1,836    $1,619    $ 1,472   $   594
         1,210     1,221     1,264     1,301     1,293     1,191      168       148        137        57
       $ 16.52   $ 17.34   $ 15.17   $ 13.81   $ 13.02   $ 12.33   $10.96    $10.95    $ 10.73   $ 10.18
         (4.7%)    14.3%      9.9%      6.1%      5.6%     21.6%     0.1%      2.0%       5.5%      1.8%
            --      2.3%      2.4%      1.6%      2.1%      2.5%     5.5%      6.5%       6.4%      5.1%


       $   527   $   481   $   331   $   287   $   259   $   209   $1,048    $1,000    $   611   $    --
            33        29        23        22        21        18       99        94         59        --
       $ 15.86   $ 16.60   $ 14.45   $ 13.09   $ 12.27   $ 11.57   $10.64    $10.61    $ 10.34   $    --
         (4.4%)    14.9%     10.4%      6.6%      6.1%     22.2%     0.3%      2.6%       3.4%        --
            --      2.5%      2.6%      1.7%      2.2%      2.8%     5.4%      6.5%       5.9%        --


       $ 8,649   $ 8,552   $ 6,526   $ 5,298   $ 3,837   $ 1,791   $3,038    $2,827    $ 2,131   $   340
           541       510       448       400       310       153      273       255        197        33
       $ 16.00   $ 16.75   $ 14.58   $ 13.21   $ 12.39   $ 11.67   $11.13    $11.10    $ 10.82   $ 10.21
         (4.4%)    14.9%     10.4%      6.6%      6.1%     22.2%     0.3%      2.6%       6.0%      2.1%
            --      2.3%      2.6%      1.8%      2.5%      3.5%     5.4%      6.5%       6.1%      4.5%

                            MAINSTAY VP
                     GOVERNMENT--INITIAL CLASS
      -------------------------------------------------------
        2008      2007      2006      2005     2004     2003
      -------------------------------------------------------

       $8,996    $8,394    $8,512   $10,877  $11,676  $12,095
          454       428       460       607      662      704
       $19.83    $19.62    $18.52   $ 17.92  $ 17.63  $ 17.18
         1.1%      5.9%      3.3%      1.7%     2.6%     1.2%
           --      4.9%      0.8%      3.1%     4.1%     4.3%

       $6,362    $6,014    $5,969   $ 6,082  $ 5,839  $ 5,949
          414       396       417       439      431      451
       $15.36    $15.19    $14.31   $ 13.82  $ 13.56  $ 13.19
         1.2%      6.2%      3.5%      1.9%     2.8%     1.4%
           --      4.9%      1.0%      3.3%     4.2%     4.3%

       $  422    $  414    $  377   $   185  $   165  $   120
           32        32        31        16       14       11
       $13.20    $13.01    $12.20   $ 11.72  $ 11.45  $ 11.08
         1.4%      6.7%      4.1%      2.4%     3.3%     1.9%
           --      4.9%      1.7%      3.3%     4.6%     4.5%

       $5,188    $4,028    $3,574   $ 2,952  $ 2,413  $ 1,656
          396       312       299       257      215      152
       $12.95    $12.77    $11.97   $ 11.50  $ 11.24  $ 10.87
         1.4%      6.7%      4.0%      2.4%     3.3%     1.9%
           --      4.9%      1.1%      3.4%     4.8%     5.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                              MAINSTAY VP
                                                GROWTH                                     MAINSTAY VP
                                             ALLOCATION--                                  HIGH YIELD
                                             INITIAL CLASS                        CORPORATE BOND--INITIAL CLASS
                                     ----------------------------  ----------------------------------------------------------
                                       2008      2007      2006      2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $ 7,313   $6,400    $2,781    $47,905   $52,218   $55,006   $51,635   $53,870   $47,585
Units Outstanding..................       666      521       249      1,730     1,848     1,980     2,057     2,203     2,179
Variable Accumulation Unit Value...   $ 10.98   $12.25    $11.17    $ 27.70   $ 28.25   $ 27.81   $ 24.99   $ 24.45   $ 21.84
Total Return.......................    (10.4%)    9.6%     11.7%      (1.9%)     1.6%     11.2%      2.2%     11.9%     35.4%
Investment Income Ratio............        --     1.5%      1.4%         --      6.5%      2.0%      6.0%      7.6%      8.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $ 4,064   $3,803    $2,018    $25,594   $27,662   $27,950   $25,483   $24,317   $18,335
Units Outstanding..................       373      315       183      1,434     1,521     1,564     1,589     1,554     1,314
Variable Accumulation Unit Value...   $ 10.86   $12.10    $11.02    $ 17.85   $ 18.19   $ 17.87   $ 16.03   $ 15.65   $ 13.95
Total Return.......................    (10.3%)    9.9%     10.2%      (1.8%)     1.8%     11.5%      2.4%     12.2%     35.7%
Investment Income Ratio............        --     1.3%      1.6%         --      6.6%      2.0%      5.9%      7.6%      8.6%

GROUP 3 POLICIES
Net Assets.........................   $    --   $   --    $   --    $ 2,273   $ 1,901   $ 1,125   $   558   $   544   $   411
Units Outstanding..................        --       --        --        124       102        62        34        34        29
Variable Accumulation Unit Value...   $    --   $   --    $   --    $ 18.33   $ 18.62   $ 18.20   $ 16.25   $ 15.78   $ 14.00
Total Return.......................        --       --        --      (1.6%)     2.3%     12.0%      2.9%     12.7%     36.4%
Investment Income Ratio............        --       --        --         --      7.5%      2.9%      6.0%      6.5%      7.6%

GROUP 4 POLICIES
Net Assets.........................   $ 8,522   $6,916    $2,507    $24,373   $24,110   $19,819   $14,260   $ 8,986   $ 3,601
Units Outstanding..................       773      565       226      1,394     1,354     1,141       920       597       270
Variable Accumulation Unit Value...   $ 10.99   $12.22    $11.07    $ 17.48   $ 17.77   $ 17.37   $ 15.50   $ 15.06   $ 13.36
Total Return.......................    (10.1%)   10.4%     10.7%      (1.6%)     2.3%     12.0%      2.9%     12.7%     36.4%
Investment Income Ratio............        --     1.6%      1.7%         --      7.0%      2.2%      7.0%      9.5%     11.0%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                              MAINSTAY VP                                                 MAINSTAY VP
                   ICAP SELECT EQUITY--INITIAL CLASS                            INCOME & GROWTH--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $47,800   $ 7,024   $2,833    $2,171    $1,805    $1,238      $--       $--     $2,963    $1,909    $1,780    $1,371
         3,958       504      216       195       171       130       --        --        252       188       183       157
       $ 12.08   $ 13.92   $13.12    $11.07    $10.57    $ 9.56      $--       $--     $11.77    $10.14    $ 9.75    $ 8.72
        (13.2%)     6.1%    18.5%      4.7%     10.6%     27.1%       --        --      16.0%      4.0%     11.9%     27.8%
            --      0.6%     0.3%      1.0%      1.1%      0.9%       --        --       0.8%      1.2%      1.9%      1.9%


       $29,760   $12,629   $6,304    $5,881    $5,346    $4,035      $--       $--     $5,062    $4,480    $4,141    $3,183
         2,293       845      449       497       474       396       --        --        411       423       407       351
       $ 12.97   $ 14.94   $14.05    $11.83    $11.28    $10.18      $--       $--     $12.31    $10.59    $10.16    $ 9.07
        (13.1%)     6.3%    18.7%      4.9%     10.8%     27.3%       --        --      16.3%      4.2%     12.1%     28.1%
            --      0.6%     0.3%      1.0%      1.1%      1.0%       --        --       0.6%      1.2%      1.9%      1.6%


       $ 1,260   $   425   $  165    $  132    $  118    $   63      $--       $--     $  108    $   92    $   91    $  350
            92        27       11        11        10         6       --        --          7         7         8        33
       $ 13.77   $ 15.81   $14.80    $12.40    $11.76    $10.56      $--       $--     $14.50    $12.41    $11.86    $10.52
        (12.9%)     6.9%    19.3%      5.4%     11.4%     27.9%       --        --      16.8%      4.7%     12.7%     28.7%
            --      0.6%     0.3%      0.9%      1.0%      1.3%       --        --       0.6%      1.1%      0.7%      1.8%


       $17,082   $ 7,866   $2,594    $1,796    $1,234    $  407      $--       $--     $2,272    $1,557    $  899    $  323
         1,229       493      174       144       104        38       --        --        148       118        72        29
       $ 13.87   $ 15.92   $14.90    $12.49    $11.85    $10.64      $--       $--     $15.36    $13.14    $12.55    $11.14
        (12.9%)     6.9%    19.3%      5.4%     11.4%     27.9%       --        --      16.9%      4.7%     12.7%     28.7%
            --      0.7%     0.3%      1.0%      1.4%      1.4%       --        --       0.7%      1.4%      2.4%      2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                            MAINSTAY VP
                                                INTERNATIONAL EQUITY--INITIAL CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $25,024   $29,329   $27,357   $19,433   $13,646  $8,605
Units Outstanding..................     1,018     1,071     1,039       962       725     533
Variable Accumulation Unit Value...   $ 24.57   $ 27.42   $ 26.32   $ 20.18   $ 18.82  $16.15
Total Return.......................    (10.4%)     4.2%     30.4%      7.2%     16.5%   29.1%
Investment Income Ratio............        --      0.7%      0.3%      1.9%      1.1%    2.0%

GROUP 2 POLICIES(b)
Net Assets.........................   $16,483   $18,672   $16,481   $10,159   $ 6,258  $3,310
Units Outstanding..................     1,085     1,099     1,011       830       540     334
Variable Accumulation Unit Value...   $ 15.22   $ 16.98   $ 16.26   $ 12.44   $ 11.58  $ 9.92
Total Return.......................    (10.3%)     4.4%     30.7%      7.5%     16.8%   29.4%
Investment Income Ratio............        --      0.7%      0.3%      2.0%      1.2%    2.3%

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $   --
Units Outstanding..................        --        --        --        --        --      --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $   --
Total Return.......................        --        --        --        --        --      --
Investment Income Ratio............        --        --        --        --        --      --

GROUP 4 POLICIES
Net Assets.........................   $18,832   $19,316   $13,667   $ 5,891   $ 2,665  $  526
Units Outstanding..................     1,001       924       686       388       190      44
Variable Accumulation Unit Value...   $ 18.78   $ 20.89   $ 19.91   $ 15.16   $ 14.04  $11.96
Total Return.......................    (10.1%)     4.9%     31.3%      8.0%     17.3%   30.0%
Investment Income Ratio............        --      0.7%      0.4%      2.2%      1.6%    3.4%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                              MAINSTAY VP                                                MAINSTAY VP
                    LARGE CAP GROWTH--INITIAL CLASS                              MID CAP CORE--INITIAL CLASS
      -----------------------------------------------------------  -------------------------------------------------------
         2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004    2003
      --------------------------------------------------------------------------------------------------------------------


        $ 6,086   $ 5,670   $ 3,636   $ 3,170   $ 3,483   $ 3,207   $11,644   $13,177   $12,614   $9,347   $11,787  $7,136
            723       632       489       454       517       461       684       725       725      612       890     654
        $  8.42   $  8.97   $  7.44   $  6.99   $  6.74   $  6.95   $ 17.03   $ 18.14   $ 17.40   $15.24   $ 13.25  $10.91
          (6.1%)    20.5%      6.5%      3.6%     (3.0%)    27.2%     (6.1%)     4.3%     14.1%    15.1%     21.4%   34.6%
             --        --      0.1%        --      0.2%      0.2%        --      0.4%        --     0.5%      0.6%    0.5%


        $14,647   $15,653   $12,902   $12,396   $12,186   $12,283   $ 9,517   $10,340   $ 9,451   $7,371   $ 3,914  $1,640
          1,273     1,279     1,273     1,305     1,332     1,305       548       559       534      476       292     149
        $ 11.50   $ 12.24   $ 10.13   $  9.50   $  9.15   $  9.41   $ 17.38   $ 18.50   $ 17.70   $15.48   $ 13.43  $11.04
          (6.0%)    20.7%      6.7%      3.8%     (2.8%)    27.4%     (6.0%)     4.5%     14.4%    15.3%     21.6%   34.8%
             --        --      0.1%        --      0.2%      0.2%        --      0.4%        --     0.7%      0.7%    0.6%


        $   491   $   487   $   242   $   255   $   214   $   191   $    --   $    --   $    --   $   --   $    --  $   --
             42        39        24        27        24        21        --        --        --       --        --      --
        $ 11.62   $ 12.33   $ 10.16   $  9.48   $  9.08   $  9.30   $    --   $    --   $    --   $   --   $    --  $   --
          (5.8%)    21.3%      7.2%      4.3%     (2.3%)    28.1%        --        --        --       --        --      --
             --        --      0.1%        --      0.3%      0.2%        --        --        --       --        --      --


        $ 5,767   $ 5,106   $ 2,756   $ 1,710   $ 1,257   $   655   $13,589   $13,563   $ 9,877   $5,976   $ 2,594  $  566
            437       363       239       158       122        62       725       680       521      363       183      49
        $ 13.17   $ 13.97   $ 11.51   $ 10.74   $ 10.29   $ 10.54   $ 18.73   $ 19.88   $ 18.93   $16.47   $ 14.21  $11.63
          (5.8%)    21.3%      7.2%      4.3%     (2.3%)    28.1%     (5.8%)     5.0%     15.0%    15.9%     22.2%   35.5%
             --        --      0.2%        --      0.3%      0.2%        --      0.4%        --     0.7%      0.8%    0.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                            MAINSTAY VP
                                                   MID CAP GROWTH--INITIAL CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $11,815   $13,698   $12,628   $11,166   $11,789  $7,461
Units Outstanding..................       802       834       886       846     1,041     802
Variable Accumulation Unit Value...   $ 14.74   $ 16.43   $ 14.29   $ 13.17   $ 11.33  $ 9.30
Total Return.......................    (10.3%)    15.0%      8.5%     16.3%     21.8%   43.8%
Investment Income Ratio............        --        --        --        --        --      --

GROUP 2 POLICIES(b)
Net Assets.........................   $12,663   $14,418   $12,688   $10,811   $ 6,775  $3,517
Units Outstanding..................       818       837       849       785       574     363
Variable Accumulation Unit Value...   $ 15.48   $ 17.23   $ 14.96   $ 13.76   $ 11.81  $ 9.68
Total Return.......................    (10.2%)    15.2%      8.7%     16.5%     22.0%   44.1%
Investment Income Ratio............        --        --        --        --        --      --

GROUP 3 POLICIES
Net Assets.........................   $    --   $    --   $    --   $    --   $    --  $   --
Units Outstanding..................        --        --        --        --        --      --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --  $   --
Total Return.......................        --        --        --        --        --      --
Investment Income Ratio............        --        --        --        --        --      --

GROUP 4 POLICIES
Net Assets.........................   $18,241   $19,538   $14,375   $ 9,842   $ 4,691  $1,304
Units Outstanding..................     1,027       990       844       631       353     120
Variable Accumulation Unit Value...   $ 17.75   $ 19.71   $ 17.03   $ 15.58   $ 13.31  $10.85
Total Return.......................    (10.0%)    15.8%      9.2%     17.1%     22.6%   44.8%
Investment Income Ratio............        --        --        --        --        --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP               MODERATE GROWTH
                              MAINSTAY VP                             MODERATE ALLOCATION--           ALLOCATION--
                     MID CAP VALUE--INITIAL CLASS                         INITIAL CLASS               INITIAL CLASS
      ----------------------------------------------------------  ----------------------------  ------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2008     2007    2006
      ------------------------------------------------------------------------------------------------------------------


       $11,773   $13,762   $14,697   $13,143   $14,820   $9,718    $5,460    $4,594    $1,874    $9,693   $8,640  $4,635
           885       943       988     1,001     1,185      907       495       389       172       874      713     417
       $ 13.30   $ 14.60   $ 14.87   $ 13.13   $ 12.51   $10.72    $11.04    $11.80    $10.92    $11.08   $12.08  $11.12
         (8.9%)    (1.8%)    13.3%      5.0%     16.7%    28.1%     (6.4%)     8.0%      9.2%     (8.3%)    8.6%   11.2%
            --      1.0%      0.1%      0.8%      1.0%     1.1%        --      3.0%      1.9%        --     2.2%    2.3%


       $11,359   $12,857   $13,592   $12,092   $ 9,228   $5,632    $3,431    $3,126    $1,939    $5,987   $5,768  $2,881
           844       871       906       912       733      523       313       267       179       547      481     261
       $ 13.48   $ 14.78   $ 15.03   $ 13.24   $ 12.59   $10.76    $10.97    $11.71    $10.82    $10.93   $11.92  $10.95
         (8.8%)    (1.6%)    13.5%      5.2%     17.0%    28.3%     (6.3%)     8.2%      8.2%     (8.3%)    8.9%    9.5%
            --      1.0%      0.1%      0.9%      1.0%     1.2%        --      2.9%      2.1%        --     2.3%    2.1%


       $    --   $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --   $   --  $   --
            --        --        --        --        --       --        --        --        --        --       --      --
       $    --   $    --   $    --   $    --   $    --   $   --    $   --    $   --    $   --    $   --   $   --  $   --
            --        --        --        --        --       --        --        --        --        --       --      --
            --        --        --        --        --       --        --        --        --        --       --      --


       $12,844   $13,587   $12,305   $ 8,702   $ 4,862   $1,814    $4,983    $4,008    $1,551    $9,039   $7,316  $2,942
           924       893       801       646       381      167       435       336       142       808      603     266
       $ 13.89   $ 15.19   $ 15.36   $ 13.47   $ 12.75   $10.84    $11.18    $11.90    $10.95    $11.13   $12.10  $11.06
         (8.5%)    (1.1%)    14.0%      5.7%     17.5%    29.0%     (6.1%)     8.7%      9.5%     (8.0%)    9.4%   10.6%
            --      1.0%      0.1%      0.9%      1.2%     1.5%        --      3.1%      3.4%        --     2.4%    2.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                             MAINSTAY VP
                                                    S&P 500 INDEX--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $132,112  $154,823  $157,043  $145,879  $146,432  $133,315
Units Outstanding..................     4,042     4,156     4,402     4,688     4,895     4,890
Variable Accumulation Unit Value...  $  32.70  $  37.28  $  35.68  $  31.13  $  29.91  $  27.26
Total Return.......................    (12.3%)     4.5%     14.6%      4.1%      9.7%     27.3%
Investment Income Ratio............        --      1.6%      0.5%      1.2%      1.6%      1.4%

GROUP 2 POLICIES(b)
Net Assets.........................  $ 73,557  $ 85,692  $ 83,998  $ 74,782  $ 69,081  $ 56,757
Units Outstanding..................     6,809     6,960     7,145     7,305     7,035     6,355
Variable Accumulation Unit Value...  $  10.81  $  12.31  $  11.76  $  10.24  $   9.82  $   8.93
Total Return.......................    (12.2%)     4.7%     14.9%      4.3%      9.9%     27.6%
Investment Income Ratio............        --      1.6%      0.5%      1.2%      1.7%      1.5%

GROUP 3 POLICIES
Net Assets.........................  $ 16,638  $  4,322  $  3,318  $    623  $    817  $    410
Units Outstanding..................     1,337       306       247        53        74        41
Variable Accumulation Unit Value...  $  12.44  $  14.14  $  13.43  $  11.64  $  11.11  $  10.06
Total Return.......................    (12.0%)     5.2%     15.4%      4.8%     10.5%     28.2%
Investment Income Ratio............        --      1.8%      1.0%      1.1%      1.6%      3.1%

GROUP 4 POLICIES
Net Assets.........................  $ 38,243  $ 41,534  $ 35,383  $ 27,317  $ 18,720  $  6,886
Units Outstanding..................     2,819     2,693     2,416     2,155     1,547       629
Variable Accumulation Unit Value...  $  13.56  $  15.40  $  14.64  $  12.68  $  12.10  $  10.95
Total Return.......................    (12.0%)     5.2%     15.5%      4.8%     10.5%     28.2%
Investment Income Ratio............        --      1.7%      0.6%      1.4%      2.2%      2.0%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                              MAINSTAY VP                                                MAINSTAY VP
                    SMALL CAP GROWTH--INITIAL CLASS                              TOTAL RETURN--INITIAL CLASS
      ----------------------------------------------------------  --------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004     2003
      --------------------------------------------------------------------------------------------------------------------


       $4,438    $5,034    $6,147    $5,817    $10,272   $8,132    $39,325   $44,164   $44,324   $43,324  $44,038  $42,609
          438       452       534       529        967      831      1,685     1,738     1,863     1,981    2,129    2,175
       $10.13    $11.15    $11.60    $10.98    $ 10.63   $ 9.78    $ 23.34   $ 25.40   $ 23.79   $ 21.88  $ 20.69  $ 19.59
        (9.1%)    (3.9%)     5.6%      3.3%       8.6%    40.7%      (8.1%)     6.8%      8.7%      5.8%     5.6%    18.8%
           --        --        --        --         --       --         --      2.2%      0.6%      1.5%     1.7%     1.9%


       $5,847    $6,580    $7,215    $7,581    $ 6,396   $4,170    $14,148   $15,890   $15,673   $14,630  $13,594  $11,610
          559       570       602       668        585      415      1,230     1,272     1,341     1,365    1,343    1,214
       $10.49    $11.54    $11.98    $11.32    $ 10.93   $10.04    $ 11.50   $ 12.50   $ 11.69   $ 10.73  $ 10.12  $  9.57
        (9.0%)    (3.7%)     5.8%      3.5%       8.9%    41.0%      (8.0%)     7.0%      8.9%      6.0%     5.8%    19.1%
           --        --        --        --         --       --         --      2.2%      0.6%      1.6%     1.8%     2.1%


       $   --    $   --    $   --    $   --    $    --   $   --    $   233   $   240   $   172   $   108  $   101  $     3
           --        --        --        --         --       --         18        18        14         9        9       --
       $   --    $   --    $   --    $   --    $    --   $   --    $ 12.58   $ 13.64   $ 12.69   $ 11.59  $ 10.88  $ 10.23
           --        --        --        --         --       --      (7.8%)     7.5%      9.5%      6.5%     6.4%    19.7%
           --        --        --        --         --       --         --      2.2%      0.8%      1.6%     1.7%     2.2%


       $8,105    $8,554    $8,191    $6,400    $ 3,819   $1,337    $ 3,985   $ 4,065   $ 3,461   $ 2,669  $ 1,898  $   914
          654       630       584       486        301      115        299       281       257       218      165       84
       $12.37    $13.57    $14.02    $13.18    $ 12.67   $11.58    $ 13.33   $ 14.46   $ 13.45   $ 12.28  $ 11.53  $ 10.84
        (8.8%)    (3.2%)     6.3%      4.1%       9.4%    41.7%      (7.8%)     7.5%      9.5%      6.5%     6.4%    19.7%
           --        --        --        --         --       --         --      2.3%      0.7%      1.8%     2.2%     2.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                                                                     AIM V.I.
                                                                                                  INTERNATIONAL
                                                             MAINSTAY VP                          GROWTH FUND--
                                                        VALUE--INITIAL CLASS                     SERIES I SHARES
                                     ----------------------------------------------------------  ---------------
                                       2008      2007      2006      2005      2004      2003          2008
                                     ---------------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................     $--     $49,351   $51,068   $45,082   $44,899   $40,618        $   54
Units Outstanding..................      --       1,786     1,876     1,955     2,054     2,053             6
Variable Accumulation Unit Value...     $--     $ 27.62   $ 27.22   $ 23.06   $ 21.86   $ 19.78        $ 9.03
Total Return.......................      --        1.5%     18.0%      5.5%     10.5%     26.5%         (9.7%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%      1.6%            --

GROUP 2 POLICIES(b)
Net Assets.........................     $--     $21,948   $22,221   $19,019   $17,691   $14,265        $  131
Units Outstanding..................      --       1,320     1,360     1,376     1,353     1,208            11
Variable Accumulation Unit Value...     $--     $ 16.62   $ 16.35   $ 13.82   $ 13.08   $ 11.81        $ 9.23
Total Return.......................      --        1.7%     18.3%      5.7%     10.7%     26.7%         (7.7%)
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%      1.7%            --

GROUP 3 POLICIES
Net Assets.........................     $--     $   697   $   588   $ 1,123   $ 1,036   $   736        $   --
Units Outstanding..................      --          48        41        94        92        73            --
Variable Accumulation Unit Value...     $--     $ 14.52   $ 14.21   $ 11.95   $ 11.25   $ 10.11        $   --
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%     27.4%            --
Investment Income Ratio............      --        1.7%      0.3%      1.3%      1.6%      1.8%            --

GROUP 4 POLICIES
Net Assets.........................     $--     $ 9,409   $ 7,915   $ 5,490   $ 3,975   $ 2,025        $   51
Units Outstanding..................      --         635       546       450       346       196             5
Variable Accumulation Unit Value...     $--     $ 14.81   $ 14.50   $ 12.19   $ 11.48   $ 10.31        $ 9.31
Total Return.......................      --        2.2%     18.9%      6.2%     11.3%     27.4%         (6.9%)
Investment Income Ratio............      --        1.7%      0.4%      1.4%      1.4%      2.1%            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                            ALGER AMERICAN                                              ALGER AMERICAN
                   LEVERAGED ALL CAP--CLASS O SHARES                            SMALLCAP GROWTH--CLASS O SHARES
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --    $   --    $   --    $   --    $19,428   $23,986   $22,637   $19,086   $16,480   $14,286
            --       --        --        --        --        --      1,357     1,407     1,545     1,552     1,556     1,562
       $    --   $   --    $   --    $   --    $   --    $   --    $ 14.32   $ 17.05   $ 14.65   $ 12.29   $ 10.59   $  9.15
            --       --        --        --        --        --     (16.0%)    16.4%     19.2%     16.1%     15.8%     41.4%
            --       --        --        --        --        --         --        --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $   --    $16,712   $20,855   $18,785   $15,527   $12,816   $10,177
            --       --        --        --        --        --      1,533     1,608     1,690     1,668     1,601     1,475
       $    --   $   --    $   --    $   --    $   --    $   --    $ 10.90   $ 12.97   $ 11.11   $  9.31   $  8.00   $  6.90
            --       --        --        --        --        --     (15.9%)    16.7%     19.4%     16.3%     16.0%     41.6%
            --       --        --        --        --        --         --        --        --        --        --        --


       $   939   $  489    $  178    $   76    $   64    $   38    $   756   $   907   $ 1,408   $ 1,522   $ 1,311   $   894
            46       21        10         5         5         3         43        44        80       103       104        83
       $ 20.39   $23.51    $17.61    $14.76    $12.90    $11.92    $ 17.48   $ 20.75   $ 17.70   $ 14.75   $ 12.62   $ 10.82
        (13.3%)   33.5%     19.3%     14.4%      8.2%     34.7%     (15.7%)    17.2%     20.0%     16.9%     16.6%     42.3%
            --       --        --        --        --        --         --        --        --        --        --        --


       $    --   $   --    $   --    $   --    $   --    $   --    $ 6,858   $ 7,920   $ 5,601   $ 3,021   $ 1,704   $   430
            --       --        --        --        --        --        360       351       291       188       124        37
       $    --   $   --    $   --    $   --    $   --    $   --    $ 19.02   $ 22.57   $ 19.25   $ 16.04   $ 13.72   $ 11.77
            --       --        --        --        --        --     (15.7%)    17.2%     20.0%     16.9%     16.6%     42.3%
            --       --        --        --        --        --         --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                     ALLIANCEBERNSTEIN
                                         VPS SMALL/
                                       MID CAP VALUE                    AMERICAN CENTURY
                                        PORTFOLIO--                       VP INFLATION
                                       CLASS A SHARES                 PROTECTION--CLASS II
                                     -----------------  ------------------------------------------------
                                            2008          2008      2007      2006      2005      2004
                                     -------------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................       $    19        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................             2            --        --        --        --        --
Variable Accumulation Unit Value...       $  8.91        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (10.9%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................       $    58        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................             5            --        --        --        --        --
Variable Accumulation Unit Value...       $  8.86        $   --    $   --    $   --    $   --    $   --
Total Return.......................        (11.4%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................       $    --        $  103    $   75    $   32    $    6    $    1
Units Outstanding..................            --             8         6         3        --        --
Variable Accumulation Unit Value...       $    --        $12.17    $11.75    $10.73    $10.55    $10.39
Total Return.......................            --          3.6%      9.5%      1.6%      1.6%      3.9%
Investment Income Ratio............            --          5.3%      4.4%      3.1%      5.4%      4.6%

GROUP 4 POLICIES
Net Assets.........................       $    26        $   --    $   --    $   --    $   --    $   --
Units Outstanding..................             3            --        --        --        --        --
Variable Accumulation Unit Value...       $  9.17        $   --    $   --    $   --    $   --    $   --
Total Return.......................         (8.3%)           --        --        --        --        --
Investment Income Ratio............            --            --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                          AMERICAN CENTURY VP                                         AMERICAN CENTURY VP
                        INTERNATIONAL--CLASS II                                         VALUE--CLASS II
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
           --        --        --        --        --        --         --       --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
           --        --        --        --        --        --         --       --        --        --        --        --


       $3,090    $2,730    $1,691    $  119    $   53    $  208    $   770   $  843    $1,448    $  290    $  973    $  189
          147       119        87         8         4        17         52       49        81        19        67        15
       $21.04    $22.87    $19.39    $15.55    $13.74    $11.98    $ 14.81   $17.03    $17.98    $15.18    $14.48    $12.68
        (8.0%)    17.9%     24.7%     13.1%     14.8%     24.4%     (13.0%)   (5.3%)    18.5%      4.9%     14.2%     28.8%
         0.7%      0.5%      0.3%      0.7%      3.0%        --       4.2%     1.8%      0.5%      1.6%      0.4%        --


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --         --       --        --        --        --        --
           --        --        --        --        --        --         --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------










                                                          CVS CALVERT
                                                   SOCIAL BALANCED PORTFOLIO
                                     ----------------------------------------------------
                                       2008     2007     2006     2005     2004     2003
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $1,607   $1,713   $1,773   $1,642   $1,518   $1,377
Units Outstanding..................       99       98      104      104      101       98
Variable Accumulation Unit Value...   $16.26   $17.45   $17.10   $15.84   $15.09   $14.04
Total Return.......................    (6.8%)    2.0%     8.0%     4.9%     7.5%    18.5%
Investment Income Ratio............       --     2.4%     2.4%     1.9%     1.7%     1.9%

GROUP 2 POLICIES(b)
Net Assets.........................   $1,943   $2,183   $2,203   $2,069   $1,962   $1,712
Units Outstanding..................      167      175      181      184      183      172
Variable Accumulation Unit Value...   $11.60   $12.44   $12.17   $11.25   $10.70   $ 9.93
Total Return.......................    (6.7%)    2.2%     8.2%     5.1%     7.7%    18.7%
Investment Income Ratio............       --     2.4%     2.3%     1.8%     1.8%     2.0%

GROUP 3 POLICIES
Net Assets.........................   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --

GROUP 4 POLICIES
Net Assets.........................   $  932   $  937   $  979   $  755   $  451   $  185
Units Outstanding..................       70       65       71       59       37       17
Variable Accumulation Unit Value...   $13.28   $14.21   $13.83   $12.71   $12.03   $11.11
Total Return.......................    (6.5%)    2.8%     8.8%     5.7%     8.3%    19.3%
Investment Income Ratio............       --     2.3%     2.6%     2.2%     2.4%     2.6%



                                                          DREYFUS IP
                                                      TECHNOLOGY GROWTH--
                                                        INITIAL SHARES
                                     ----------------------------------------------------
                                       2008     2007     2006     2005     2004     2003
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $ 3,000   $3,475   $2,964   $2,819   $3,086   $1,633
Units Outstanding..................      322      325      313      311      351      185
Variable Accumulation Unit Value...  $  9.36   $10.69   $ 9.38   $ 9.06   $ 8.79   $ 8.81
Total Return.......................   (12.5%)   13.9%     3.6%     3.1%    (0.2%)   49.9%
Investment Income Ratio............       --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................  $ 2,954   $3,329   $2,963   $2,785   $2,429   $1,884
Units Outstanding..................      301      299      303      296      266      206
Variable Accumulation Unit Value...  $  9.78   $11.17   $ 9.78   $ 9.43   $ 9.13   $ 9.13
Total Return.......................   (12.4%)   14.2%     3.8%     3.3%     0.0%    50.2%
Investment Income Ratio............       --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................  $   274   $  242   $  154   $   63   $   75   $   53
Units Outstanding..................       22       17       12        5        6        5
Variable Accumulation Unit Value...  $ 12.61   $14.36   $12.52   $12.00   $11.56   $11.51
Total Return.......................   (12.2%)   14.7%     4.3%     3.8%     0.5%    51.0%
Investment Income Ratio............       --       --       --       --       --       --

GROUP 4 POLICIES
Net Assets.........................  $ 4,015   $4,303   $3,251   $2,514   $1,641   $  637
Units Outstanding..................      316      297      259      208      141       55
Variable Accumulation Unit Value...  $ 12.70   $14.46   $12.60   $12.08   $11.64   $11.59
Total Return.......................   (12.2%)   14.7%     4.3%     3.8%     0.5%    51.0%
Investment Income Ratio............       --       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                     DWS DREMAN
                             DREYFUS VIF                        SMALL MID CAP VALUE
                        DEVELOPING LEADERS--                         VIP--CLASS
                           INITIAL SHARES                             A SHARES
      --------------------------------------------------------  -------------------
       2008     2007      2006      2005      2004      2003            2008
      -----------------------------------------------------------------------------

      $   --   $    --   $   --    $   --    $   --    $   --          $    3
          --        --       --        --        --        --              --
      $   --   $    --   $   --    $   --    $   --    $   --          $ 9.38
          --        --       --        --        --        --           (6.2%)
          --        --       --        --        --        --              --


      $   --   $    --   $   --    $   --    $   --    $   --          $    5
          --        --       --        --        --        --              --
      $   --   $    --   $   --    $   --    $   --    $   --          $ 9.51
          --        --       --        --        --        --           (4.9%)
          --        --       --        --        --        --              --


      $1,177   $ 1,161   $  875    $  326    $  279    $  135          $   --
          93        84       56        22        20        11              --
      $12.65   $ 13.86   $15.59    $15.02    $14.20    $12.75          $   --
       (8.7%)   (11.1%)    3.8%      5.8%     11.3%     27.5%              --
        1.6%      0.6%     0.3%        --      0.2%        --              --


      $   --   $    --   $   --    $   --    $   --    $   --          $   27
          --        --       --        --        --        --               3
      $   --   $    --   $   --    $   --    $   --    $   --          $ 9.39
          --        --       --        --        --        --           (6.1%)
          --        --       --        --        --        --              --

                              FIDELITY(R) VIP
                        CONTRAFUND(R)--INITIAL CLASS
      ---------------------------------------------------------------
        2008      2007      2006      2005      2004      2003
      ---------------------------------------------------------------

       $91,463  $106,766   $94,769   $87,169   $71,268   $59,024
         3,201     3,268     3,389     3,455     3,282     3,117
       $ 28.59  $  32.66   $ 27.97   $ 25.21   $ 21.71   $ 18.94
        (12.5%)    16.8%     10.9%     16.1%     14.7%     27.6%
            --      1.0%      1.3%      0.3%      0.3%      0.4%

       $58,939  $ 68,721   $59,914   $53,530   $40,911   $30,734
         3,494     3,567     3,641     3,613     3,214     2,774
       $ 16.88  $  19.26   $ 16.46   $ 14.81   $ 12.73   $ 11.08
        (12.4%)    17.0%     11.2%     16.4%     14.9%     27.8%
            --      1.0%      1.3%      0.3%      0.3%      0.4%

       $ 8,444  $  6,943   $ 5,013   $ 3,083   $ 1,376   $   641
           472       341       289       199       104        56
       $ 17.89  $  20.36   $ 17.32   $ 15.50   $ 13.26   $ 11.48
        (12.2%)    17.6%     11.7%     16.9%     15.5%     28.5%
            --      1.0%      1.6%      0.2%      0.3%      0.4%

       $33,774  $ 35,272   $23,566   $14,699   $ 6,747   $ 2,500
         1,887     1,731     1,361       946       509       218
       $ 17.87  $  20.35   $ 17.30   $ 15.49   $ 13.25   $ 11.47
        (12.2%)    17.6%     11.7%     16.9%     15.5%     28.5%
            --      1.0%      1.3%      0.2%      0.2%      0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                           FIDELITY(R) VIP
                                                    EQUITY-INCOME--INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $28,540   $34,182   $35,270   $28,755   $27,122   $22,122
Units Outstanding..................     1,428     1,459     1,514     1,472     1,461     1,320
Variable Accumulation Unit Value...   $ 20.00   $ 23.49   $ 23.30   $ 19.52   $ 18.57   $ 16.76
Total Return.......................    (14.9%)     0.8%     19.4%      5.1%     10.8%     29.4%
Investment Income Ratio............        --      1.8%      3.3%      1.6%      1.4%      1.7%

GROUP 2 POLICIES(b)
Net Assets.........................   $17,985   $21,778   $22,182   $17,890   $16,306   $12,853
Units Outstanding..................     1,290     1,334     1,372     1,323     1,270     1,111
Variable Accumulation Unit Value...   $ 13.92   $ 16.33   $ 16.17   $ 13.52   $ 12.84   $ 11.57
Total Return.......................    (14.8%)     1.0%     19.6%      5.3%     11.0%     29.7%
Investment Income Ratio............        --      1.8%      3.4%      1.6%      1.4%      1.6%

GROUP 3 POLICIES
Net Assets.........................   $ 3,184   $ 3,044   $ 1,648   $   564   $   401   $   732
Units Outstanding..................       231       189       104        43        32        66
Variable Accumulation Unit Value...   $ 13.76   $ 16.10   $ 15.86   $ 13.19   $ 12.46   $ 11.17
Total Return.......................    (14.6%)     1.5%     20.2%      5.9%     11.5%     30.3%
Investment Income Ratio............        --      2.2%      4.0%      1.4%      2.8%      0.3%

GROUP 4 POLICIES
Net Assets.........................   $13,994   $15,397   $12,294   $ 7,732   $ 4,697   $ 1,449
Units Outstanding..................     1,025       963       781       589       380       131
Variable Accumulation Unit Value...   $ 13.65   $ 15.97   $ 15.73   $ 13.09   $ 12.36   $ 11.09
Total Return.......................    (14.6%)     1.5%     20.2%      5.9%     11.5%     30.3%
Investment Income Ratio............        --      2.0%      3.3%      1.3%      0.9%      0.9%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                            FIDELITY(R) VIP                                             FIDELITY(R) VIP
                         GROWTH--INITIAL CLASS                                     INDEX 500--INITIAL CLASS
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
            --       --        --        --        --        --         --       --        --        --        --        --


       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
            --       --        --        --        --        --         --       --        --        --        --        --


       $ 2,934   $2,257    $1,128     $ 344     $ 316    $  258    $ 3,929   $2,818    $1,810    $1,486    $  906    $  613
           243      168       107        35        34        28        324      204       138       132        84        63
       $ 12.07   $13.44    $10.58     $9.90     $9.36    $ 9.05    $ 12.14   $13.78    $13.07    $11.30    $10.78    $ 9.74
        (10.2%)   27.0%      6.9%      5.8%      3.4%     32.8%     (11.9%)    5.4%     15.7%      4.8%     10.6%     28.4%
            --     0.6%      0.3%      0.5%      0.2%      0.2%         --     3.8%      1.5%      1.3%      1.7%      0.7%


       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
       $    --   $   --    $   --     $  --     $  --    $   --    $    --   $   --    $   --    $   --    $   --    $   --
            --       --        --        --        --        --         --       --        --        --        --        --
            --       --        --        --        --        --         --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                          FIDELITY(R) VIP
                                                         INVESTMENT GRADE
                                                        BOND--INITIAL CLASS
                                     --------------------------------------------------------
                                       2008      2007      2006      2005      2004     2003
                                     --------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --   $   --
Units Outstanding..................       --        --        --        --        --       --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --   $   --
Total Return.......................       --        --        --        --        --       --
Investment Income Ratio............       --        --        --        --        --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --   $   --
Units Outstanding..................       --        --        --        --        --       --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --   $   --
Total Return.......................       --        --        --        --        --       --
Investment Income Ratio............       --        --        --        --        --       --

GROUP 3 POLICIES
Net Assets.........................   $  886    $  795    $  414    $  202    $   28   $   89
Units Outstanding..................       71        64        35        18         3        8
Variable Accumulation Unit Value...   $12.46    $12.44    $11.92    $11.42    $11.18   $10.70
Total Return.......................     0.2%      4.3%      4.3%      2.2%      4.5%     5.2%
Investment Income Ratio............     7.8%      3.3%      3.3%      0.7%     10.1%     4.1%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --   $   --
Units Outstanding..................       --        --        --        --        --       --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --   $   --
Total Return.......................       --        --        --        --        --       --
Investment Income Ratio............       --        --        --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                            FIDELITY(R) VIP                                           FIDELITY(R) VIP
                        MID CAP--INITIAL CLASS                                    OVERSEAS--INITIAL CLASS
      ----------------------------------------------------------  ------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005     2004    2003
      ------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
           --        --        --        --        --        --         --       --        --        --       --      --


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
           --        --        --        --        --        --         --       --        --        --       --      --


       $4,153    $3,434    $3,238    $2,972    $1,800    $  632    $ 4,380   $4,219    $2,195    $1,360   $  525  $  509
          179       138       151       156       112        49        231      199       122        89       41      45
       $23.15    $24.82    $21.47    $19.05    $16.10    $12.89    $ 18.95   $21.16    $18.04    $15.28   $12.83  $11.29
        (6.7%)    15.6%     12.7%     18.3%     24.9%     38.6%     (10.5%)   17.3%     18.1%     19.0%    13.6%   43.4%
         0.2%      0.9%      0.4%        --        --      0.4%         --     3.3%      0.8%      0.4%     0.9%    0.1%


       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
       $   --    $   --    $   --    $   --    $   --    $   --    $    --   $   --    $   --    $   --   $   --  $   --
           --        --        --        --        --        --         --       --        --        --       --      --
           --        --        --        --        --        --         --       --        --        --       --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                         JANUS ASPEN SERIES
                                                   BALANCED--INSTITUTIONAL SHARES
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $44,162   $46,207   $45,896   $43,947   $43,708  $43,234
Units Outstanding..................     1,631     1,665     1,813     1,906     2,031    2,165
Variable Accumulation Unit Value...   $ 27.09   $ 27.84   $ 25.36   $ 23.07   $ 21.52  $ 19.97
Total Return.......................     (2.7%)     9.8%      9.9%      7.2%      7.8%    13.3%
Investment Income Ratio............      2.9%      2.5%      2.2%      2.3%      2.3%     2.3%

GROUP 2 POLICIES(b)
Net Assets.........................   $61,362   $65,146   $61,661   $58,315   $54,629  $47,916
Units Outstanding..................     3,978     4,111     4,281     4,460     4,488    4,251
Variable Accumulation Unit Value...   $ 15.43   $ 15.84   $ 14.40   $ 13.08   $ 12.17  $ 11.27
Total Return.......................     (2.6%)    10.0%     10.2%      7.4%      8.0%    13.5%
Investment Income Ratio............      2.9%      2.6%      2.2%      2.3%      2.3%     2.3%

GROUP 3 POLICIES
Net Assets.........................   $ 1,141   $   656   $   497   $   394   $   335  $   246
Units Outstanding..................        76        43        36        31        29       23
Variable Accumulation Unit Value...   $ 15.01   $ 15.37   $ 13.90   $ 12.56   $ 11.63  $ 10.72
Total Return.......................     (2.3%)    10.5%     10.7%      7.9%      8.5%    14.0%
Investment Income Ratio............      2.7%      2.7%      2.2%      2.3%      2.3%     2.5%

GROUP 4 POLICIES
Net Assets.........................   $15,394   $15,095   $12,257   $ 9,348   $ 6,487  $ 3,422
Units Outstanding..................     1,018       974       875       738       553      317
Variable Accumulation Unit Value...   $ 15.12   $ 15.48   $ 14.01   $ 12.65   $ 11.72  $ 10.80
Total Return.......................     (2.3%)    10.5%     10.7%      7.9%      8.5%    14.0%
Investment Income Ratio............      3.0%      2.6%      2.2%      2.4%      2.7%     2.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                          JANUS ASPEN SERIES                                          JANUS ASPEN SERIES
                 MID CAP GROWTH--INSTITUTIONAL SHARES                       WORLDWIDE GROWTH--INSTITUTIONAL SHARES
      ----------------------------------------------------------  ---------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ---------------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $45,829   $57,829   $55,577   $50,767   $52,683  $51,897
           --        --        --        --        --        --      2,613     2,699     2,826     3,028     3,304    3,386
       $   --    $   --    $   --    $   --    $   --    $   --    $ 17.55   $ 21.42   $ 19.68   $ 16.76   $ 15.95  $ 15.33
           --        --        --        --        --        --     (18.1%)     8.9%     17.4%      5.1%      4.0%    23.1%
           --        --        --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%     1.1%


       $   --    $   --    $   --    $   --    $   --    $   --    $44,644   $56,285   $53,656   $47,111   $45,284  $40,827
           --        --        --        --        --        --      4,624     4,782     4,973     5,136     5,200    4,887
       $   --    $   --    $   --    $   --    $   --    $   --    $  9.65   $ 11.77   $ 10.79   $  9.17   $  8.71  $  8.35
           --        --        --        --        --        --     (18.0%)     9.1%     17.6%      5.3%      4.3%    23.4%
           --        --        --        --        --        --       1.2%      0.8%      1.8%      1.4%      1.0%     1.1%


       $  779    $  462    $  275    $  132    $  114    $   27    $ 1,226   $ 1,019   $   714   $   258   $   241  $   185
           42        24        17         9         9         3        110        75        58        25        24       20
       $18.47    $19.57    $16.04    $14.12    $12.57    $10.41    $ 11.18   $ 13.60   $ 12.41   $ 10.50   $  9.91  $  9.46
        (5.6%)    22.0%     13.6%     12.3%     20.7%     35.1%     (17.8%)     9.6%     18.2%      5.9%      4.8%    24.0%
         0.2%      0.2%        --        --        --        --       1.5%      0.8%      2.1%      1.4%      1.0%     1.0%


       $   --    $   --    $   --    $   --    $   --    $   --    $ 6,756   $ 7,824   $ 6,179   $ 4,256   $ 2,999  $ 1,530
           --        --        --        --        --        --        563       532       464       378       282      151
       $   --    $   --    $   --    $   --    $   --    $   --    $ 11.99   $ 14.59   $ 13.31   $ 11.26   $ 10.63  $ 10.15
           --        --        --        --        --        --     (17.8%)     9.6%     18.2%      5.9%      4.8%    24.0%
           --        --        --        --        --        --       1.3%      0.8%      1.8%      1.5%      1.2%     1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                               MFS(R)
                                               INVESTORS TRUST SERIES--INITIAL CLASS
                                     ---------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ---------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $  185    $  203    $   69    $   60    $   58    $   54
Units Outstanding..................       14        14         5         5         5         6
Variable Accumulation Unit Value...   $13.11    $14.33    $13.00    $11.50    $10.72    $ 9.63
Total Return.......................    (8.5%)    10.3%     13.0%      7.3%     11.4%     22.1%
Investment Income Ratio............     1.5%      0.7%      0.5%      0.5%      0.6%      0.7%

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --    $   --
Units Outstanding..................       --        --        --        --        --        --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --    $   --
Total Return.......................       --        --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                MFS(R)                                                 MFS(R)
                             NEW DISCOVERY                                        RESEARCH SERIES--
                         SERIES--INITIAL CLASS                                      INITIAL CLASS
      ----------------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --        --


       $1,045    $  524    $  102    $   69    $   62    $   22    $  102    $  111    $   --    $   --    $   --
           83        38         8         6         6         2         9         9        --        --        --
       $12.60    $13.71    $13.37    $11.81    $11.22    $10.54    $11.29    $12.47    $12.11    $11.93    $11.70
        (8.1%)     2.5%     13.2%      5.2%      6.5%      5.4%     (9.4%)     3.0%      1.5%      2.0%     17.0%
           --        --        --        --        --        --      1.0%        --      0.7%      0.6%        --


       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
       $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --    $   --
           --        --        --        --        --        --        --        --        --        --        --
           --        --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                               MFS(R)
                                                         UTILITIES SERIES--
                                                            INITIAL CLASS
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $  246    $   --    $   --    $   --    $   --    $    --
Units Outstanding..................       24        --        --        --        --         --
Variable Accumulation Unit Value...   $ 9.82    $   --    $   --    $   --    $   --    $   --
Total Return.......................    (1.8%)       --        --        --        --         --
Investment Income Ratio............       --        --        --        --        --         --

GROUP 2 POLICIES(b)
Net Assets.........................   $  195    $   --    $   --    $   --    $   --    $    --
Units Outstanding..................       19        --        --        --        --         --
Variable Accumulation Unit Value...   $ 9.83    $   --    $   --    $   --    $   --    $    --
Total Return.......................    (1.7%)       --        --        --        --         --
Investment Income Ratio............       --        --        --        --        --         --

GROUP 3 POLICIES
Net Assets.........................   $1,018    $1,629    $  239    $   54    $   19    $     5
Units Outstanding..................       32        50         9         3         1         --
Variable Accumulation Unit Value...   $32.25    $32.87    $25.70    $19.58    $16.76    $12.87
Total Return.......................    (1.9%)    27.9%     31.3%     16.8%     30.2%      28.7%
Investment Income Ratio............     1.8%      0.6%      1.5%      0.3%      0.8%       2.2%

GROUP 4 POLICIES
Net Assets.........................   $  246    $   --    $   --    $   --    $   --    $    --
Units Outstanding..................       23        --        --        --        --         --
Variable Accumulation Unit Value...   $ 9.90    $   --    $   --    $   --    $   --    $    --
Total Return.......................    (1.0%)       --        --        --        --         --
Investment Income Ratio............       --        --        --        --        --         --

                                                        NEUBERGER BERMAN AMT
                                                  MID-CAP GROWTH PORTFOLIO--CLASS I
                                     ----------------------------------------------------------
                                       2008      2007      2006      2005      2004      2003
                                     ----------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --        --
Investment Income Ratio............        --       --        --        --        --        --

GROUP 2 POLICIES(b)
Net Assets.........................   $    --   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --        --
Investment Income Ratio............        --       --        --        --        --        --

GROUP 3 POLICIES
Net Assets.........................   $   205   $  183    $   85    $   71    $   83    $   39
Units Outstanding..................        12        9         5         5         7         4
Variable Accumulation Unit Value...   $ 17.10   $19.37    $15.81    $13.79    $12.12    $10.42
Total Return.......................    (11.7%)   22.5%     14.7%     13.7%     16.3%     28.1%
Investment Income Ratio............        --       --        --        --        --        --

GROUP 4 POLICIES
Net Assets.........................   $    --   $   --    $   --    $   --    $   --    $   --
Units Outstanding..................        --       --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $   --    $   --    $   --    $   --    $   --
Total Return.......................        --       --        --        --        --        --
Investment Income Ratio............        --       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








               PIMCO                  PIMCO                      PIMCO
           GLOBAL BOND--          LOW DURATION--             REAL RETURN--
          ADMINISTRATIVE          ADMINISTRATIVE             ADMINISTRATIVE
           CLASS SHARES            CLASS SHARES               CLASS SHARES
      ----------------------  ---------------------  -----------------------------
       2008    2007    2006    2008    2007    2006   2008    2007    2006   2005
      ----------------------------------------------------------------------------


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --


      $  133  $   77  $   31  $   32  $   --   $--   $  135  $   91  $   5  $    2
          11       7       3       3      --    --       12       8     --      --
      $12.03  $11.54  $10.52  $10.13  $10.18   $--   $11.52  $11.03  $9.96  $ 9.89
        4.2%    9.7%    5.2%   (0.5%)   1.8%    --     4.4%   10.7%   0.8%   (1.1%)
        2.8%    3.2%    2.7%    2.9%    6.1%    --     3.4%    4.0%   4.4%    3.4%


      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
      $   --  $   --  $   --  $   --  $   --   $--   $   --  $   --  $  --  $   --
          --      --      --      --      --    --       --      --     --      --
          --      --      --      --      --    --       --      --     --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------









                                                  PIMCO                           ROYCE
                                             TOTAL RETURN--                     MICRO-CAP
                                             ADMINISTRATIVE                    PORTFOLIO--
                                              CLASS SHARES                  INVESTMENT CLASS
                                     ------------------------------  ------------------------------
                                      2008    2007    2006    2005    2008    2007    2006    2005
                                     --------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $2,071  $2,187  $1,347  $   99
Units Outstanding..................      --      --      --      --     175     171     109      10
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $11.84  $12.78  $12.40  $10.24
Total Return.......................      --      --      --      --   (7.4%)   3.0%   21.1%    2.4%
Investment Income Ratio............      --      --      --      --      --    1.6%    0.3%    2.6%

GROUP 2 POLICIES(b)
Net Assets.........................  $   --  $   --  $   --  $   --  $2,294  $2,215  $1,584  $   91
Units Outstanding..................      --      --      --      --     194     174     128       9
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $11.83  $12.76  $12.35  $10.20
Total Return.......................      --      --      --      --   (7.3%)   3.3%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --      --    1.6%    0.3%    4.3%

GROUP 3 POLICIES
Net Assets.........................  $  700  $  413  $   14  $    5  $   --  $   --  $   --  $   --
Units Outstanding..................      61      37       1      --      --      --      --      --
Variable Accumulation Unit Value...  $11.46  $11.22  $10.31  $ 9.92  $   --  $   --  $   --  $   --
Total Return.......................    2.2%    8.8%    3.9%   (0.8%)     --      --      --      --
Investment Income Ratio............    4.3%    3.2%    4.5%    4.0%      --      --      --      --

GROUP 4 POLICIES
Net Assets.........................  $   --  $   --  $   --  $   --  $3,684  $3,159  $1,757  $  115
Units Outstanding..................      --      --      --      --     308     245     142      11
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $11.94  $12.84  $12.35  $10.20
Total Return.......................      --      --      --      --   (7.1%)   4.0%   21.1%    2.0%
Investment Income Ratio............      --      --      --      --      --    1.8%    0.3%    1.1%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                   ROYCE
                 SMALL-CAP
                PORTFOLIO--                               T. ROWE PRICE
             INVESTMENT CLASS                        EQUITY INCOME PORTFOLIO
      ------------------------------  ----------------------------------------------------
       2008    2007    2006    2005     2008     2007     2006     2005     2004     2003
      ------------------------------------------------------------------------------------


      $1,574  $1,298  $  670  $  118  $17,948  $21,549  $19,914  $16,049  $10,984  $ 6,156
         137     115      57      12    1,223    1,266    1,200    1,142      807      516
      $11.43  $11.26  $11.59  $10.16  $ 14.65  $ 17.01  $ 16.59  $ 14.04  $ 13.61  $ 11.92
        1.6%   (2.8%)  14.0%    1.6%   (13.9%)    2.5%    18.1%     3.2%    14.1%    24.6%
          --    0.1%    0.1%      --     2.0%     1.7%     1.6%     1.7%     1.7%     1.8%


      $1,695  $1,513  $  977  $   69  $22,495  $27,215  $26,291  $21,744  $17,806  $12,402
         148     135      85       7    1,505    1,571    1,558    1,524    1,292    1,029
      $11.40  $11.21  $11.51  $10.06  $ 14.94  $ 17.33  $ 16.86  $ 14.25  $ 13.78  $ 12.05
        1.7%   (2.6%)  14.5%    0.6%   (13.8%)    2.7%    18.4%     3.4%    14.3%    24.9%
          --    0.1%    0.1%      --     2.0%     1.7%     1.6%     1.6%     1.6%     1.8%


      $   --  $   --  $   --  $   --  $ 4,115  $ 2,085  $ 1,144  $   772  $   626  $   662
          --      --      --      --      299      131       74       60       50       61
      $   --  $   --  $   --  $   --  $ 13.76  $ 15.92  $ 15.42  $ 12.96  $ 12.47  $ 10.85
          --      --      --      --   (13.6%)    3.3%    19.0%     3.9%    14.9%    25.5%
          --      --      --      --     2.4%     1.8%     1.6%     1.6%     1.6%     1.8%


      $2,281  $1,804  $  892  $  148  $18,717  $20,671  $16,150  $ 9,931  $ 5,421  $ 1,764
         195     156      76      15    1,349    1,289    1,041      762      432      162
      $11.69  $11.47  $11.72  $10.18  $ 13.85  $ 16.02  $ 15.52  $ 13.04  $ 12.55  $ 10.92
        1.9%   (2.1%)  15.2%    1.8%   (13.6%)    3.3%    19.0%     3.9%    14.9%    25.5%
          --    0.1%    0.1%      --     2.1%     1.8%     1.6%     1.7%     1.8%     1.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                         T. ROWE PRICE
                                                  LIMITED-TERM BOND PORTFOLIO
                                     ----------------------------------------------------
                                       2008     2007     2006     2005     2004     2003
                                     ----------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets.........................   $  493   $  275   $  213   $  154   $  162   $  269
Units Outstanding..................       41       23       19       14       15       26
Variable Accumulation Unit Value...   $12.12   $11.89   $11.27   $10.83   $10.64   $10.52
Total Return.......................     2.0%     5.5%     4.1%     1.7%     1.1%     4.3%
Investment Income Ratio............     3.6%     4.3%     3.9%     3.6%     3.4%     3.5%

GROUP 4 POLICIES
Net Assets.........................   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding..................       --       --       --       --       --       --
Variable Accumulation Unit Value...   $   --   $   --   $   --   $   --   $   --   $   --
Total Return.......................       --       --       --       --       --       --
Investment Income Ratio............       --       --       --       --       --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                 VAN ECK WORLDWIDE                             VAN ECK WORLDWIDE
                  ABSOLUTE RETURN                                 HARD ASSETS
      ---------------------------------------  ------------------------------------------------
       2008    2007    2006     2005    2004     2008     2007    2006    2005    2004    2003
      -----------------------------------------------------------------------------------------


      $   --  $   --  $   --  $    --  $  --   $16,572  $11,631  $4,812  $  454  $   --  $   --
          --      --      --       --      --      659      570     340      39      --      --
      $   --  $   --  $   --      $--  $   --  $ 25.10  $ 20.36  $14.14  $11.35  $   --  $   --
          --      --      --       --      --    23.3%    44.0%   24.5%   13.5%      --      --
          --      --      --       --     --      0.5%     0.1%      --      --      --      --


      $   --  $   --  $   --      $--  $   --  $12,444  $ 8,621  $3,579  $  158  $   --  $   --
          --      --      --       --      --      513      438     265      14      --      --
      $   --  $   --  $   --      $--  $   --  $ 24.30  $ 19.69  $13.63  $10.95  $   --  $   --
          --      --      --       --     --     23.4%    44.4%   24.5%    9.5%      --      --
          --      --      --       --     --      0.5%     0.1%      --      --      --      --


      $  576  $  477  $  171      $--  $   --  $ 3,092  $ 1,966  $1,161  $  536  $   30  $    4
          53      44      17       --      --       65       51      44      25       2      --
      $10.78  $10.74  $10.33      $--  $ 9.87  $ 47.89  $ 38.71  $26.63  $21.39  $14.11  $11.38
        0.3%    4.1%    4.6%       --   (1.3%)   23.7%    45.4%   24.5%   51.7%   24.0%   13.8%
        0.2%    0.4%      --       --      --     0.5%     0.1%    0.0%      --    1.8%      --


      $   --  $   --  $   --      $--  $   --  $18,016  $12,922  $4,129  $  135  $   --  $   --
          --      --      --       --     --       708      627     292      12      --      --
      $   --  $   --  $   --      $--  $   --  $ 25.42  $ 20.55  $14.14  $11.35  $   --  $   --
          --      --      --       --     --     23.7%    45.4%   24.5%   13.5%      --      --
          --      --      --       --     --      0.5%     0.1%    0.0%      --      --      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------











                                                             VAN KAMPEN UIF
                                                     EMERGING MARKETS DEBT--CLASS I
                                     --------------------------------------------------------------
                                       2008      2007      2006      2005      2004          2003
                                     --------------------------------------------------------------

GROUP 1 POLICIES(a)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --        $   --
Units Outstanding..................       --        --        --        --        --            --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --        $   --
Total Return.......................       --        --        --        --        --            --
Investment Income Ratio............       --        --        --        --        --            --

GROUP 2 POLICIES(b)
Net Assets.........................   $   --    $   --    $   --    $   --    $   --        $   --
Units Outstanding..................       --        --        --        --        --            --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --        $   --
Total Return.......................       --        --        --        --        --            --
Investment Income Ratio............       --        --        --        --        --            --

GROUP 3 POLICIES
Net Assets.........................   $  618    $  314    $   91    $   32    $   24        $   20
Units Outstanding..................       39        20         6         2         2             2
Variable Accumulation Unit Value...   $15.81    $15.96    $14.98    $13.52    $12.05        $10.94
Total Return.......................    (0.9%)     6.5%     10.8%     12.3%     10.1%          9.4%
Investment Income Ratio............       --      7.3%      9.0%      7.6%      6.8%            --

GROUP 4 POLICIES
Net Assets.........................   $   --    $   --    $   --    $   --    $   --        $   --
Units Outstanding..................       --        --        --        --        --            --
Variable Accumulation Unit Value...   $   --    $   --    $   --    $   --    $   --        $   --
Total Return.......................       --        --        --        --        --            --
Investment Income Ratio............       --        --        --        --        --            --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the period that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the period.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------










                            VAN KAMPEN UIF                                              VAN KAMPEN UIF
                   EMERGING MARKETS EQUITY--CLASS I                                U.S. REAL ESTATE--CLASS I
      ----------------------------------------------------------  ----------------------------------------------------------
        2008      2007      2006      2005      2004      2003      2008      2007      2006      2005      2004      2003
      ----------------------------------------------------------------------------------------------------------------------


       $28,373   $35,299   $26,013   $18,450   $12,536   $ 9,762   $    44   $    --   $   --    $   --    $   --    $   --
           996     1,040     1,068     1,031       932       888         5        --       --        --        --        --
       $ 28.49   $ 33.95   $ 24.34   $ 17.87   $ 13.45   $ 11.00   $  8.63   $    --   $   --    $   --    $   --    $   --
        (16.1%)    39.5%     36.2%     32.9%     22.3%     48.6%    (13.7%)       --       --        --        --        --
            --      0.4%      0.8%      0.4%      0.7%        --        --        --       --        --        --        --


       $24,041   $29,608   $20,897   $13,512   $ 8,674   $6,724    $    59   $    --   $   --    $   --    $   --    $   --
           814       842       830       722       627       595         7        --       --        --        --        --
       $ 29.51   $ 35.13   $ 25.14   $ 18.42   $ 13.83   $ 11.29   $  8.63   $    --   $   --    $   --    $   --    $   --
        (16.0%)    39.8%     36.5%     33.2%     22.5%     48.9%    (13.7%)       --       --        --        --        --
            --      0.4%      0.8%      0.4%      0.7%        --        --        --       --        --        --        --


       $ 1,556   $ 1,646   $   920   $   107   $    75   $     2   $ 1,007   $   880   $  354    $   48    $   17    $    4
            48        43        34         5         5        --        48        40       13         2         1        --
       $ 32.31   $ 38.36   $ 27.31   $ 19.92   $ 14.88   $ 12.09   $ 21.02   $ 21.94   $26.45    $19.16    $16.37    $12.00
        (15.8%)    40.5%     37.1%     33.9%     23.1%     49.7%     (4.2%)   (17.1%)   38.0%     17.1%     36.4%     20.0%
            --      0.4%      0.8%      0.4%      0.4%        --        --      1.2%     0.9%      0.9%      1.3%        --


       $16,787   $17,670   $ 9,762   $ 4,671   $ 1,257   $   371   $   578   $    --   $   --    $   --    $   --    $   --
           505       447       348       228        82        30        65        --       --        --        --        --
       $ 33.20   $ 39.42   $ 28.06   $ 20.47   $ 15.29   $ 12.42   $  8.89   $    --   $   --    $   --    $   --    $   --
        (15.8%)    40.5%     37.1%     33.8%     23.1%     49.7%    (11.1%)       --       --        --        --        --
            --      0.4%      0.7%      0.3%      0.6%        --        --        --       --        --        --        --